INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                              SUBJECT TO COMPLETION
                  PRELIMINARY PROSPECTUS DATED FEBRUARY 13,1997

CONTENTS

--------------------------------------------------------------------------------
THE PORTFOLIO AT A GLANCE
Brief description of the Portfolio ........................................... 1
--------------------------------------------------------------------------------
EXPENSE INFORMATION
       ........................................................................1
--------------------------------------------------------------------------------
THE PORTFOLIO IN DETAIL
The Portfolio's Investment
   Objective and Policies .....................................................2
General Portfolio Policies ....................................................3
Additional Risk Factors .......................................................4

--------------------------------------------------------------------------------
MANAGEMENT OF THE PORTFOLIO
Investment Adviser and
   Portfolio Manager ..........................................................6
Portfolio Transactions ........................................................6
Management Expenses ...........................................................7
Other Service Providers .......................................................7
Other Information .............................................................7

--------------------------------------------------------------------------------
DISTRIBUTIONS AND TAXES
Distributions .................................................................9
Taxes .........................................................................9

--------------------------------------------------------------------------------
PERFORMANCE TERMS
An Explanation of
   Performance Terms ..........................................................9

--------------------------------------------------------------------------------
SHAREHOLDER'S GUIDE
Purchases ....................................................................10
Redemptions ..................................................................10
Shareholder Communications ...................................................10

--------------------------------------------------------------------------------
APPENDIX A
Glossary of Investment Terms .................................................11



                               JANUS ASPEN SERIES
                         CAPITAL APPRECIATION PORTFOLIO

                                   Prospectus

                                 _________, 1997



Capital Appreciation Portfolio (the "Portfolio") is a no-load, nondiversified mutual fund that seeks long-term growth of capital. The Portfolio pursues its objective by investing primarily in common stocks of issuers of any size, which may include larger well-established issuers and/ or smaller emerging growth companies. The Portfolio is a series of Janus Aspen Series (the "Trust"), and currently offers two classes of shares. The Institutional Shares are sold under the name "Janus Aspen Series." The Trust is registered with the Securities and Exchange Commission as an open-end management investment company. The Portfolio is recently organized and has a limited operating history.

The Institutional Shares (the "Shares") of the Portfolio offered by this Prospectus are issued and redeemed only in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

The Trust sells and redeems its shares at net asset value without any sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses not described in this Prospectus. The Portfolio may not be available in connection with a particular contract. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

This Prospectus contains information about the Portfolio that a prospective purchaser of a variable insurance contract or plan sponsor should consider before allocating purchase payments or premiums to the Portfolio. It should be read carefully in conjunction with the separate account prospectus of the specific insurance product that accompanies this Prospectus and retained for future reference. Additional information about the Portfolio is contained in the Statement of Additional Information ("SAI") dated ________, 1997, which is filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The SAI is available upon request and without charge by writing or calling your insurance company or plan sponsor.

THESE SECURITIES HAVE NOT BEEN APPROVED BY THE SEC NOR HAS THE SEC PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN ANY STATE OR OTHER JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE OR OTHER JURISDICTION.

PORTFOLIO
AT A GLANCE

This section is designed to provide you with a brief overview of the Portfolio and its investment emphasis. A more detailed discussion of the Portfolio's investment objectives and policies begins on page 2.

INVESTMENT OBJECTIVE:

The investment objective of the Portfolio is long-term growth of capital.

PRIMARY HOLDINGS:

The Portfolio is a nondiversified portfolio that pursues its investment objective by investing primarily in common stocks of companies of any size.

SHAREHOLDER'S
INVESTMENT HORIZON:

The Portfolio is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with investments in foreign and domestic common stocks. The Portfolio is not designed as a short-term trading vehicle and should not be relied upon for short-term financial needs.

PORTFOLIO ADVISER:

Janus Capital Corporation ("Janus Capital") serves as the Portfolio's investment adviser. Janus Capital has been in the investment advisory business for over 26 years and currently manages approximately $50 billion in assets.

PORTFOLIO MANAGER:

Scott W. Schoelzel

ASSISTANT PORTFOLIO MANAGER:

Mike Lu

PORTFOLIO INCEPTION:

May 1997

EXPENSE INFORMATION

The tables and example below are designed to assist participants in qualified plans that invest in the Portfolio in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Portfolio. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE PORTFOLIO SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF COSTS AND EXPENSES, AS THE TABLES AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER TRANSACTION EXPENSES

     Maximum sales load imposed on purchases                             None
     Maximum sales load imposed on reinvested dividends                  None
     Deferred sales charges on redemptions                               None
     Redemption fees                                                     None
     Exchange fee                                                        None



ANNUAL OPERATING EXPENSES(1)
(expressed as a percentage of average net assets)
--------------------------------------------------------------------------------
Management Fee(1)                           .75%
Other Expenses(1)                           .30%
--------------------------------------------------------------------------------
Total Operating Expenses(1)                1.05%
--------------------------------------------------------------------------------
(1) The fees and expenses in the table above are based on the estimated gross expenses before estimated expense offset arrangements that the Shares of the Portfolio expect to incur in their initial fiscal year, net of fee waivers or reductions or waivers from Janus Capital. Fee reductions reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Operating Expenses for the Shares are estimated to be 1.00%, .30% and 1.30%, respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Trustees.



EXAMPLE
--------------------------------------------------------------------------------
                                                           1 Year     3 Years
--------------------------------------------------------------------------------
Assume you invest $1,000, the Shares of the Portfolio
return 5% annually and the expense ratio remains as
listed above. The example shows the operating  expenses
that you would  indirectly  bear as an investor in the
Shares of the  Portfolio.                                    $11          $33
--------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE RETURNS OR EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.



JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO PROSPECTUS

THE PORTFOLIO IN DETAIL

This section takes a closer look at the Portfolio's investment objectives, policies and the securities in which it invests. Please carefully review the "Additional Risk Factors" section of this Prospectus for a more detailed discussion of the risks associated with certain investment techniques and refer to Appendix A for a more detailed description of the Portfolio's investments (and certain of the risks associated with those investments). You should carefully consider your own investment goals, time horizon and risk tolerance before investing in the Portfolio.

The Portfolio's investment objectives and policies are similar to those of Janus Olympus Fund, a Janus retail fund. Although it is anticipated that the Portfolio and its corresponding retail fund will hold similar securities, differences in asset size and cash flow needs as well as the relative weightings of securities selections may result in differences in investment performance. Expenses of the Portfolio and its corresponding retail fund are expected to differ.

Policies that are noted as "fundamental" cannot be changed without a shareholder vote. All other policies, including the Portfolio's investment objectives, are not fundamental and may be changed by the Portfolio's Trustees without a shareholder vote. You will be notified of any such changes that are material. If there is a material change in the Portfolio's objectives or policies, you should consider whether the Portfolio remains an appropriate investment for your variable insurance contract or qualified retirement plan.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

   INVESTMENT OBJECTIVE

The investment objective of the Portfolio is long-term growth of capital. It is a non-diversified portfolio that pursues its objective by investing primarily in common stocks of issuers of any size, which may include larger well-established issuers and/or smaller emerging growth companies.

   TYPES OF INVESTMENTS

The Portfolio invests primarily in common stocks of foreign and domestic companies. The Portfolio may invest to a lesser degree in other types of securities including preferred stock, warrants, convertible securities and debt securities when its portfolio manager perceives an opportunity for capital growth from such securities or to receive a return on idle cash. The Portfolio may purchase securities on a when-issued, delayed delivery or forward commitment basis. The Portfolio may invest up to 25% of its assets in mortgage- and asset-backed securities, up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities, and without limit in indexed/structured securities. The Portfolio will not invest 35% or more of its assets in high-yield/high-risk securities.

The Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies. The Portfolio may use futures, options and other derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return. See "Additional Risk Factors" on page 4 for a discussion of the risks associated with foreign investing and derivatives.

See Appendix A for a further description of the Portfolio's investments.

THE FOLLOWING QUESTIONS ARE DESIGNED TO HELP YOU BETTER UNDERSTAND AN INVESTMENT IN THE PORTFOLIO.

HOW ARE COMMON STOCKS SELECTED?
The Portfolio may invest substantially all of its assets in common stocks to the extent its portfolio manager believes that the relevant market environment favors profitable investing in those securities. The portfolio manager generally takes a "bottom up" approach to building the portfolio. In other words, the manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Portfolio, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. Realization of income is not a significant investment consideration. Any income realized on the Portfolio's investments will be incidental to its primary objective.


oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?
Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of country of organization or place of principal business activity. Foreign securities are generally selected on a stock- by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. See "Additional Risk Factors" on page 4.


oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

WHAT IS THE MAIN RISK OF INVESTING IN A COMMON STOCK FUND?
The fundamental risk associated with any common stock fund is the risk that the value of the stocks it holds might decrease. Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. See "Additional Risk Factors" on page 4.


JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO PROSPECTUS

HOW DOES A DIVERSIFIED FUND DIFFER FROM A NONDIVERSIFIED FUND?
A "nondiversified" fund, such as the Portfolio, has the ability to take larger positions in a smaller number of issuers than a "diver- sified" fund. Because the appreciation or depreciation of a single stock may have a greater impact on the net asset value per share ("NAV") of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund.


oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?
The Portfolio may use futures, options and other derivative instruments to protect the portfolio from movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. See "Additional Risk Factors" on page 4. In addition, to the extent that the Portfolio holds a larger cash position, it might not participate in market declines to the same extent as if it had remained more fully invested in common stocks.

   GENERAL PORTFOLIO POLICIES

The Portfolio will follow the general policies listed below in investing its portfolio assets. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. For example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

CASH POSITION
When the Portfolio's manager believes that market conditions are not favorable for profitable investing or when the portfolio manager is otherwise unable to locate favorable investment opportunities, the Portfolio's investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments are a residual - they represent the assets that remain after a portfolio manager has committed available assets to desirable investment opportunities. Larger hedged positions and/or larger cash positions may serve as a means of preserving capital in unfavorable market conditions.

Securities  that the  Portfolio  may invest in as means of receiving a return on idle cash include high-grade commercial paper, certificates of deposit, repurchase agreements or other short-term debt obligations. The Portfolio may also invest in money market funds (including funds managed by Janus Capital). When a Portfolio's investments in cash or similar investments increase, a Portfolio may not participate in stock or bond market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

DIVERSIFICATION
The Investment Company Act of 1940 (the "1940 Act") classifies investment companies as either diversified or nondiversified. The Portfolio is a nondiversified fund under the 1940 Act and is subject to the following requirements:

o As a fundamental policy, the Portfolio may not own more than 10% of the outstanding voting shares of any issuer.

o As a fundamental policy, with respect to 50% of its total assets, the Portfolio will not purchase a security of any issuer (other than cash items and U.S. government securities, as defined in the 1940 Act) if such purchase would cause the Portfolio's holdings of that issuer to amount to more than 5% of the Portfolio's total assets.

o The Portfolio will invest no more than 25% of its total assets in a single issuer (other than U.S. government securities).

o The Portfolio reserves the right to become a diversified portfolio by limiting the investments in which more than 5% of its total assets are invested.

INTERNAL REVENUE SERVICE
(IRS) LIMITATIONS
In addition to the diversification requirements stated above, each Portfolio intends to comply with the diversification requirements currently imposed by the IRS on separate accounts of insurance companies as a condition of maintaining the tax-deferred status of variable contracts. More specific information may be contained in the participating insurance company's seperate account prospectus.

INDUSTRY CONCENTRATION
As a fundamental policy, the Portfolio will not invest 25% or more of its total assets in any particular industry (excluding U.S. government securities).

PORTFOLIO TURNOVER
The Portfolio generally intends to purchase securities for long-term investment rather than short-term gains. However, short-term transactions may result from liquidity needs, securities having reached a price or yield objective, anticipated changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. Changes are made in the Portfolio whenever its portfolio manager believes such changes are desirable. The portfolio turnover rate is generally not a factor in making buy and sell decisions. The Portfolio's turnover rate is not expected to exceed 200%.

To a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Certain tax rules may restrict the Portfolio's ability to engage in short-term trading if the security has been held for less than three months.


JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO PROSPECTUS

ILLIQUID INVESTMENTS
The Portfolio may invest up to 15% of its net assets in illiquid investments, including restricted securities or private placements that are not deemed to be liquid by Janus Capital. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. Some securities cannot be sold to the U.S. public because of their terms or because of SEC regulations. Janus Capital will follow guidelines established by the Trustees of the Trust ("Trustees") in making liquidity determinations for Rule 144A securities and certain other securities, including privately placed commercial paper and municipal lease obligations.

BORROWING AND LENDING
The Portfolio may borrow money and lend securities or other assets, as follows:

o The Portfolio may borrow money for temporary or emergency purposes in amounts up to 25% of its total assets.

o The Portfolio may mortgage or pledge securities as security for borrowings in amounts up to 15% of its net assets.

o As a fundamental policy, the Portfolio may lend securities or other assets if, as a result, no more than 25% of its total assets would be lent to other parties.

The Portfolio intends to seek permission from the SEC to borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above limits. There is no assurance that such permission will be granted.

   ADDITIONAL RISK FACTORS

INVESTMENTS IN SMALLER COMPANIES

SMALLER OR NEWER COMPANIES MAY SUFFER MORE SIGNIFICANT LOSSES AS WELL AS REALIZE MORE SUBSTANTIAL GROWTH THAN LARGER OR MORE ESTABLISHED ISSUERS.

The Portfolio may invest in companies that have relatively small revenues, have a small share of the market for their products or services, or have limited geographic or product markets. Small companies may lack depth of management, they may be unable to generate internally funds necessary for growth or potential development or to generate such funds through external financing on favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger companies. Securities of small companies held by the Portfolio may have limited trading markets that may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

FOREIGN SECURITIES

INVESTMENTS IN FOREIGN SECURITIES, INCLUDING THOSE OF FOREIGN GOVERNMENTS, INVOLVE GREATER RISKS THAN INVESTING IN COMPARABLE DOMESTIC SECURITIES.

Securities of some foreign companies and governments may be traded in the United States, but most foreign securities are traded primarily in foreign markets. The risks of foreign investing include:

o Currency Risk. The Portfolio may buy the local currency when it buys a foreign currency denominated security and sell the local currency when it sells the security. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign security, its value may be worth less in U.S. dollars even though the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

o Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in underdeveloped or developing countries which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country. The Portfolio may invest in emerging market countries. Emerging market countries involve greater risks such as immature economic structures, national policies restricting investments by foreigners, and different legal systems.

o Regulatory Risk. There may be less government supervision of foreign markets. Foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers. There may be less publicly available information about foreign issuers than domestic issuers.

o Market Risk. Foreign securities markets, particularly those of underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

o Transaction Costs. Transaction costs of buying and selling foreign securities, including brokerage, tax and custody costs, are generally higher than those involved in domestic transactions.

Foreign securities purchased indirectly (e.g., depositary receipts) are subject to many of the above risks, including currency risk, because their values depend on the performance of a foreign security denominated in its home currency.


JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO PROSPECTUS

FUTURES, OPTIONS AND
OTHER DERIVATIVE INSTRUMENTS
The Portfolio may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts ("futures contracts") and may invest in options on securities, financial indices and foreign currencies ("options"), forward contracts and interest rate swaps and swap-related products (collectively, "derivative instruments"). The Portfolio intends to use most derivative instruments primarily to hedge the value of its portfolio holdings against potential adverse movements in securities prices, foreign currency markets or interest rates. To a limited extent, the Portfolio may also use derivative instruments for non-hedging purposes such as seeking to increase the Portfolio's income or otherwise seeking to enhance return. Please refer to Appendix A to this Prospectus and the SAI for a more detailed discussion of these instruments.

The use of derivative instruments exposes the Portfolio to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include:

o the risk that interest rates, securities prices and currency markets will not move in the directions that the portfolio manager anticipates;

o imperfect  correlation  between  the  price  of  derivative   instruments  and
  movements in the prices of the securities, interest rates or currencies being hedged;

o the fact that skills needed to use these strategies are different from those needed to select portfolio securities;

o inability to close out certain hedged positions to avoid adverse tax consequences;

o the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

o leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Portfolio's initial investment in that instrument (in some cases, the potential loss is unlimited); and

o particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Portfolio worse off than if it had not entered into the position.

Although the portfolio manager believes the use of derivative instruments will benefit the Portfolio, the Portfolio's performance could be worse than if it had not used such instruments if the portfolio manager's judgment proves incorrect.

When the Portfolio invests in a derivative instrument, it may be required to segregate cash and other liquid assets or portfolio securities with its custodian to "cover" the Portfolio's position. Assets segregated or set aside generally may not be disposed of so long as the Portfolio maintains the positions requiring segregation or cover. Segregating assets could diminish the Portfolio's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

HIGH-YIELD/HIGH-RISK SECURITIES
High-yield/high-risk securities (or "junk" bonds) are debt securities rated below investment grade by the primary rating agencies (such as, Standard & Poor's Ratings Services and Moody's Investors Service, Inc.)

The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities. Issuers of high-yield/high-risk securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investments.

Issuers of high-yield/high-risk securities may be more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. The market for lower quality securities is generally less liquid than the market for higher quality bonds. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower quality securities.

Please refer to the SAI for a description of bond rating categories.

SHORT SALES
The Portfolio may engage in "short sales against the box." This technique involves selling either a security that the Portfolio owns, or a security equivalent in kind and amount that the Portfolio has the right to obtain, for delivery at a specified date in the future. The Portfolio will enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities or to defer an unrealized gain. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain.

SPECIAL SITUATIONS
The Portfolio may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Portfolio's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

See Appendix A for risks associated with certain other investments.


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MANAGEMENT OF THE PORTFOLIO


   TRUSTEES

The Trustees oversee the business affairs of the Trust and are responsible for major decisions relating to the Portfolio's investment objective and policies. The Trustees delegate the day-to-day management of the Portfolio to the officers of the Trust and meet at least quarterly to review the Portfolio's investment policies, performance, expenses and other business affairs.

   INVESTMENT ADVISER

Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of its investment portfolio and other business affairs.

Janus Capital has served as investment adviser to Janus Fund since its inception in 1970 and currently serves as investment adviser to all of the Janus retail funds, as well as adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts.

Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus Capital, most of which it acquired in 1984. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

The Portfolio pays all of its expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, registration fees and expenses, and independent Trustees' fees and expenses and certain other expenses. Participating insurance companies that purchase the Portfolio's Shares may perform certain administrative services relating to the Portfolio and Janus Capital or the Portfolio may pay those companies for such services.

   PORTFOLIO MANAGER

Scott W. Schoelzel is the Executive Vice President and portfolio manager of the Portfolio. He is also portfolio manager of Janus Olympus Fund which he has managed since its inception. Mr. Schoelzel is Vice President of Janus Capital, where he has been employed since January 1994. From 1991 to 1993, Mr. Schoelzel was a portfolio manager with Founders Asset Management, Denver, Colorado. He holds a Bachelor of Arts in Business from Colorado College.

   ASSISTANT PORTFOLIO MANAGER

Mike Lu is an assistant portfolio manager of the Portfolio. He is also assistant portfolio manager of Janus Olympus Fund. He received an undergraduate degree in Economics and History from Yale University. He is a Chartered Financial Analyst.

PERSONAL INVESTING
Janus Capital does not permit portfolio managers to purchase and sell securities for their own accounts, except under the limited exceptions contained in Janus Capital's policy governing personal investing. Janus Capital's policy requires investment and other personnel to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Portfolio or Janus Capital's other advisory clients. See the SAI for more detailed information.

   PORTFOLIO TRANSACTIONS

Purchases and sales of securities on behalf of the Portfolio are executed by broker-dealers selected by Janus Capital. Broker-dealers are selected on the basis of their ability to obtain best price and execution for the Portfolio's transactions and recognizing brokerage, research and other services provided to the Portfolio and to Janus Capital. Janus Capital may also consider payments made by brokers effecting transactions for the Portfolio i) to the Portfolio or
ii) to other persons on behalf of the Portfolio for services provided to the Portfolio for which it would be obligated to pay. Janus Capital may also consider sales of shares of the Portfolio as a factor in the selection of broker-dealers. The Portfolio's Trustees have authorized Janus Capital to place portfolio transactions on an agency basis with a broker-dealer affiliated with Janus Capital. When transactions for the Portfolio are effected with that broker-dealer, the commissions payable by the Portfolio are credited against certain Portfolio operating expenses serving to reduce those expenses. The SAI further explains the selection of broker-dealers.


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   BREAKDOWN OF MANAGEMENT EXPENSES

The Portfolio pays Janus Capital a management fee which is accrued daily. The advisory agreement with the Portfolio spells out the management fee and other expenses that the Portfolio must pay. The Portfolio is subject to the following management fee schedule (expressed as an annual rate):

                             Average Daily Net                   Annual Rate
          Fee Schedule       Assets of Portfolio                 Percentage (%)
          ----------------------------------------------------------------------
                             First $ 30 Million                 1.00*
                             Next $270 Million                    .75
                             Next $200 Million                    .70
                             Over $500 Million                    .65
          ----------------------------------------------------------------------
          *Janus Capital has agreed to reduce the Portfolio's advisory fee to the extent that such fee exceeds the effective rate of Janus Olympus Fund, the Janus retail fund corresponding to the Portfolio. Janus Capital may terminate this fee reduction at any time upon at least 90 days' notice to the Trustees. The effective rate is the advisory fee calculated by the corresponding retail fund as of the last day of each calendar quarter (expressed as an annual rate). The effective rate of Janus Olympus Fund was ____% for the quarter ended March 31, 1997. In addition, Janus Capital has agreed to limit the expenses of the Portfolio's Shares to an annual rate of 1.25% of average net assets through at least April 30, 1998.

Differences in the actual management fees incurred by the Portfolio is due primarily to variances in the asset sizes of the corresponding retail fund. As asset size increases, the annual rate of the management fee declines in accordance with the above schedule. In addition, the Portfolio incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

   OTHER SERVICE PROVIDERS

The following parties provide the Portfolio with administrative and other services.

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 0351
Boston, Massachusetts 02117-0351

TRANSFER AGENT
Janus Service Corporation
P.O. Box 173375
Denver, Colorado 80217-3375

Janus Service Corporation is a wholly-owned subsidiary of Janus Capital.

   OTHER INFORMATION

ORGANIZATION
The Trust is an open-end management investment company organized as a Delaware business trust on May 20, 1993. The Portfolio has been established as a separate series of the Trust.

The Portfolios currently offer two classes of shares, one of which, the Institutional Shares, are offered pursuant to this prospectus. The Institutional Shares of the Portfolio, as well as other Janus Aspen Series - Institutional Shares are sold under the name Janus Aspen Series. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable contracts and life insurance contracts, as well as certain qualified retirement plans. Retirement Shares are offered by a separate prospectus and are available only to participant directed qualified plans using plan service providers that are compensated for providing distribution and/or recordkeeping and other administrative services provided to plan participants. Because the expenses of each class may differ, the performance in each class is expected to differ. If you would like additional information about the Retirement Shares, please call 1-800-525-0020.

SHAREHOLDER MEETINGS
The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called for a specific Portfolio or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by each class or Portfolio only if a matter affects or requires the vote of only that class or Portfolio or the interest in the matter differs from the interest of other class or portfolios of the Trust. As a shareholder, you are entitled to one vote for each share that you own.


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

An insurance company issuing a variable contract invested in shares of the Portfolio will request voting instructions from variable contract holders. Under current law, the insurance company must vote all shares held by the separate account in proportion to the voting instructions received.

CONFLICTS OF INTEREST
Portfolio shares are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolio currently does not anticipate any disadvantages to policy owners arising out of the fact that the Portfolio offers its shares to such entities, there is a possibility that disadvantages could occur or that a material conflict may arise. The Trustees monitor events in order to identify any anticipated disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or plans to withdraw its investments in the Portfolio or to substitute shares of another portfolio of the Trust. As a result, the Portfolio may be forced to sell securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the Portfolio to any separate account or may suspend or terminate the offering of shares of the Portfolio if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Retirement Shares of the Portfolio could lose it qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the shares. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Retirement Shares to reedeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

MASTER/FEEDER OPTION
The Trust may in the future seek to achieve the Portfolio's investment objective by invest- ing all of the Portfolio's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Portfolio. It is expected that any such investment company would be managed by Janus Capital in substantially the same manner as the Portfolio. The shareholders of the Trust of record on April 30, 1992, and the initial shareholder(s) of the Portfolio, have voted to vest authority to use this investment structure in the sole discretion of the Trustees. No further approval of the shareholders of the Portfolio is required. You will receive at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Portfolio and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although management of the Portfolio believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

THE VALUATION OF SHARES
The net asset value ("NAV") of the Shares of the Portfolio is determined at the close of the regular trading session of the New York Stock Exchange (the "NYSE") (normally 4:00 p.m., New York time) each day that the NYSE is open. NAV per Share is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. Securities are valued at market value or, if market information is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.


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

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS
  TO AVOID TAXATION OF THE PORTFOLIO, THE INTERNAL REVENUE CODE REQUIRES THE PORTFOLIO TO DISTRIBUTE NET INCOME AND ANY NET GAINS REALIZED BY ITS INVESTMENTS ANNUALLY. INCOME FROM DIVIDENDS AND INTEREST AND ANY NET REALIZED SHORT-TERM CAPITAL GAINS ARE PAID TO SHAREHOLDERS AS ORDINARY INCOME DIVIDENDS. NET REALIZED LONG-TERM GAINS, IF ANY, ARE PAID TO SHAREHOLDERS AS CAPITAL GAINS DISTRIBUTIONS. EACH CLASS OF THE PORTFOLIO MAKES SEMIANNUAL DISTRIBUTIONS IN JUNE AND DECEMBER OF SUBSTANTIALLY ALL OF ITS INVESTMENT INCOME AND AN ANNUAL DISTRIBUTION IN JUNE OF ITS NET REALIZED CAPITAL GAINS, IF ANY. ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS FROM THE SHARES OF THE PORTFOLIO WILL BE AUTOMATICALLY REINVESTED INTO ADDITIONAL SHARES OF THE PORTFOLIO.


HOW DISTRIBUTIONS AFFECT NAV
Distributions are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the daily NAV of the Portfolio's Shares. The Share price drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Shares of the Portfolio declared a dividend in the amount of $0.25 per share. If the price of the Portfolio's Shares was $10.00 on December 30, the Share price on December 31 would be $9.75, barring market fluctuations.

   TAXES

TAXES ON DISTRIBUTIONS
Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts may be subject to ordinary income tax and, if made before age 591/2, a 10% penalty tax. The tax status of your investment in the Portfolio depends on the features of the variable insurance contracts purchased from a participating insurance company. Further information may be found in the prospectus of the separate account offering such contract.

TAXATION OF THE PORTFOLIO
Dividends, interest and some capital gains received by the Portfolio on foreign securities may give rise to withholding and other taxes imposed by foreign countries. It is expected that foreign taxes paid by the Portfolio will be treated as expenses of the Portfolio. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.


PERFORMANCE TERMS

This section will help you understand various terms that are commonly used to describe the Portfolio's performance. You may see references to these terms in our newsletters, advertisements (or those published by participating insurance companies) and in media articles. Newsletters and advertisements may include comparisons of the Portfolio's performance to the performance of other mutual funds, mutual fund averages or recognized stock market indices. The Portfolio generally measures performance in terms of total return.

Cumulative total return represents the actual rate of return on an investment for a specified period. Cumulative total return is generally quoted for more than one year (e.g., the life of the Portfolio). A cumulative total return does not show interim fluctuations in the value of an investment.

Average annual total return represents the average annual percentage change of an investment over a specified period. It is calculated by taking the cumulative total return for the stated period and determining what constant annual return would have produced the same cumulative return. Average annual returns for more than one year tend to smooth out variations in the Portfolio's return and are not the same as actual annual results.

THE PORTFOLIO IMPOSES NO SALES OR OTHER CHARGES THAT WOULD AFFECT TOTAL RETURN COMPUTATIONS. TOTAL RETURN FIGURES OF THE PORTFOLIO INCLUDES THE EFFECT OF DEDUCTING THE PORTFOLIO'S EXPENSES, BUT MAY NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR INSURANCE PRODUCT. PORTFOLIO PERFORMANCE FIGURES ARE BASED UPON HISTORICAL RESULTS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. INVESTMENT RETURNS AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


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

SHAREHOLDER'S GUIDE

INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE  PORTFOLIO  DIRECTLY.  SHARES
MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING A VARIABLE INSURANCE CONTRACT AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

   PURCHASES

Purchases of Portfolio Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company's separate account or to your plan documents for information on how to invest in the Shares of the Portfolio.

All investments in the Portfolio are credited to a participating insurance company's separate account or a qualified plan immediately upon acceptance of the investment by the Portfolio. Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio.

The Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of the size that would disrupt the management of the Portfolio. The Portfolio may discontinue sales of its shares if management believes that a substantial further increase may adversely affect the Portfolio's ability to achieve its investment objective. In such event, however, it is anticipated that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distribution.

   REDEMPTIONS

Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio. Redemption proceeds will normally be wired to the participating insurance company the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   SHAREHOLDER COMMUNICATIONS

Owners of variable insurance contracts and plan participants will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio. Each report will show the investments owned by the Portfolio and market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.


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

APPENDIX A

GLOSSARY OF INVESTMENT TERMS

This glossary provides a more detailed description of some of the types of securities and other instruments in which the Portfolio may invest. The
Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I. EQUITY AND DEBT SECURITIES

Bonds are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value) at a specified maturity and to make scheduled interest payments.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. For example, the Portfolio may purchase commercial paper issued under Section 4(2) of the Securities Act of 1933.

Common stock represents a share of ownership in a company and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

Fixed-income securities are securities that pay a specified rate of return. The term gener- ally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/High-risk securities are securities that are rated below investment grade by the primary rating agencies ( BB or lower by Standard &Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Passive foreign investment companies (PFICs) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. Income tax regulations may require the Portfolio to recognize income associated with the PFIC prior to the actual receipt of any such income.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase agreements involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests or for other temporary or emergency purposes.

Rule 144A securities are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

Standby commitments are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

Step coupon bonds are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest


JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO PROSPECTUS rates, liquidity of the security and the perceived credit quality of the issuer.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

U.S. government securities include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. govern- ment. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

When-issued, delayed delivery and forward transactions generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

Zero coupon bonds are debt securities that do not pay interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

II. FUTURES, OPTIONS
AND OTHER DERIVATIVES
Forward contracts are contracts to purchase or sell a specified amount of property for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. The Portfolio may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies.


JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO PROSPECTUS

                                       12
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                                     [LOGO]

                                  JANUS FUNDS

                              100 Fillmore Street
                             Denver, CO 80206-4923
                                 1-800-525-3713

INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                              SUBJECT TO COMPLETION
                  PRELIMINARY PROSPECTUS DATED FEBRUARY 13,1997

CONTENTS

--------------------------------------------------------------------------------
THE PORTFOLIO AT A GLANCE
Brief description of the Portfolio ............................................1

--------------------------------------------------------------------------------
EXPENSE INFORMATION
     ..........................................................................1

--------------------------------------------------------------------------------
THE PORTFOLIO IN DETAIL
The Portfolio's Investment
   Objective and Policies .....................................................2
General Portfolio Policies ....................................................3
Additional Risk Factors .......................................................4

--------------------------------------------------------------------------------
MANAGEMENT OF THE PORTFOLIO
Investment Adviser and
   Portfolio Manager ..........................................................6
Portfolio Transactions ........................................................6
Management Expenses ...........................................................7
Other Service Providers .......................................................7
Other Information .............................................................7

--------------------------------------------------------------------------------
DISTRIBUTIONS AND TAXES
Distributions .................................................................9
Taxes .........................................................................9

--------------------------------------------------------------------------------
PERFORMANCE TERMS
An Explanation of
   Performance Terms ..........................................................9

--------------------------------------------------------------------------------
SHAREHOLDER'S GUIDE
Purchases ....................................................................10
Redemptions ..................................................................10
Shareholder Communications ...................................................10

--------------------------------------------------------------------------------
APPENDIX A
Glossary of Investment Terms .................................................11


                               JANUS ASPEN SERIES
                             EQUITY INCOME PORTFOLIO

                                   Prospectus

                                  ______, 1997


Equity Income Portfolio (the "Portfolio") is a no-load, diversified mutual fund that seeks current income and long-term growth of capital by investing primarily in income-producing equity securities. The Portfolio is a series of Janus Aspen Series (the "Trust"), and currently offers two classes of shares. The Institutional Shares are sold under the name "Janus Aspen Series." The Trust is registered with the Securities and Exchange Commission as an open-end management investment company. The Portfolio is recently organized and has a limited operating history.

The Institutional Shares of the Portfolio (the "Shares") offered by this Prospectus are issued and redeemed only in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

The Trust sells and redeems its Shares at net asset value without any sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses not described in this Prospectus. The Portfolio may not be available in connection with a particular contract. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

This Prospectus contains information about the Portfolio that a prospective purchaser of a variable insurance contract or plan participant should consider before allocating purchase payments or premiums to the Portfolio. It should be read carefully in conjunction with the separate account prospectus of the specific insurance product that accompanies this Prospectus and retained for future reference. Additional information about the Portfolio is contained in the Statement of Additional Information ("SAI") dated _____, 1997, which is filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The SAI is available upon request and without charge by writing or calling your insurance company or plan sponsor.

THESE SECURITIES HAVE NOT BEEN APPROVED BY THE SEC NOR HAS THE SEC PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN ANY STATE OR OTHER JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE OR OTHER JURISDICTION.

PORTFOLIO
AT A GLANCE

This section is designed to provide you with a brief overview of the Portfolio and its investment emphasis. A more detailed discussion of the Portfolio's investment objectives and policies begins on page 2.

INVESTMENT OBJECTIVE:

The investment objective of the Portfolio is current income and long-term growth of capital.

PRIMARY HOLDINGS:

The Portfolio is a diversified portfolio that pursues its objective by investing primarily in income-producing equity securities.

SHAREHOLDER'S
INVESTMENT HORIZON:

The Portfolio is designed for long-term investors who seek income and growth of capital with lower investment risk and volatility than the stock market, as measured by the Standard and Poor's 500 Stock Index ("S&P 500"). The Portfolio is not designed as a short-term trading vehicle and should not be relied upon for short-term financial needs.

PORTFOLIO ADVISER:

Janus Capital Corporation ("Janus Capital") serves as the Portfolio's investment adviser. Janus Capital has been in the investment advisory business for over 26 years and currently manages approximately $50 billion in assets.

PORTFOLIO MANAGER:

Blaine P. Rollins

PORTFOLIO INCEPTION:

May 1997


EXPENSE INFORMATION

The tables and example below are designed to assist participants in qualified plans that invest in the Portfolio in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Portfolio. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE PORTFOLIO SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF COSTS AND EXPENSES, AS THE TABLES AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER TRANSACTION EXPENSES

     Maximum sales load imposed on purchases                             None
     Maximum sales load imposed on reinvested dividends                  None
     Deferred sales charges on redemptions                               None
     Redemption fees                                                     None
     Exchange fee                                                        None



ANNUAL OPERATING EXPENSES(1)
(expressed as a percentage of average net assets)
--------------------------------------------------------------------------------
Management Fee(1)                           .95%
Other Expenses(1)                           .30%
--------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES(1)                1.25%
--------------------------------------------------------------------------------
(1)The fees and expenses in the table above are based on the estimated gross expenses before estimated expense offset arrangements that the Shares of the Portfolio expect to incur in their initial fiscal year, net of fee reductions or waivers from Janus Capital. Fee reductions reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Operating Expenses for the Shares are estimated to be 1.00%, .30% and 1.30%, respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Trustees.



EXAMPLE
--------------------------------------------------------------------------------
                                                           1 Year      3 Years
--------------------------------------------------------------------------------
Assume you invest $1,000, the Shares of
the Portfolio return 5% annually and the
expense ratio remains as listed above. The
example shows the operating  expenses that
you would  indirectly  bear as an investor
in the Shares of the  Portfolio.                             $13        $40
--------------------------------------------------------------------------------
THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE RETURNS OR EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.


JANUS ASPEN SERIES EQUITY INCOME PORTFOLIO PROSPECTUS

THE PORTFOLIO IN DETAIL

This section takes a closer look at the Portfolio's investment objectives, policies and the securities in which it invests. Please carefully review the "Additional Risk Factors" section of this Prospectus for a more detailed discussion of the risks associated with certain investment techniques and refer to Appendix A for a more detailed description of the Portfolio's investments (and certain of the risks associated with those investments). You should carefully consider your own investment goals, time horizon and risk tolerance before investing in the Portfolio.

The Portfolio's investment objectives and policies are similar to those of Janus Equity Income Fund, a Janus retail fund. Although it is anticipated that the Portfolio and its corresponding retail fund will hold similar securities, differences in asset size and cash flow needs as well as the relative weightings of securities selections may result in differences in investment performance. Expenses of the Portfolio and its corresponding retail fund are expected to differ. The variable contract owner will also bear various insurance-related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of contract fees and expenses.

Policies that are noted as "fundamental" cannot be changed without a shareholder vote. All other policies, including the Portfolio's investment objectives, are not fundamental and may be changed by the Portfolio's Trustees without a shareholder vote. You will be notified of any such changes that are material. If there is a material change in the Portfolio's objectives or policies, you should consider whether the Portfolio remains an appropriate investment for your variable insurance contract or qualified retirement plan.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

INVESTMENT OBJECTIVE

The investment objective of the Portfolio is current income and long-term growth of capital. It is a diversified portfolio that pursues its objective by normally investing at least 65% of invested assets in income-producing equity securities. Equity securities include common stocks, preferred stocks, warrants and securities convertible into common or preferred stocks. Growth potential is a significant investment consideration and the Portfolio may hold securities selected solely for their growth potential. The Portfolio seeks to provide a lower level of volatility than the stock market at large, as measured by the S&P
500. The lower volatility sought by the Portfolio is expected to result primarily from investments in dividend-paying common stocks and other equity securities that are characterized by relatively greater price stability. The greater price stability sought by the Portfolio may be characteristic of companies that generate above average positive cash flows. A company may use positive cash flows for a number of purposes including commencing or increasing dividend payments, repurchasing its own stock or retiring outstanding debt.

TYPES OF INVESTMENTS

The Portfolio invests primarily in common stocks of foreign and domestic companies. The Portfolio may invest to a lesser degree in other types of securities including preferred stock, warrants, convertible securities and debt securities when its portfolio manager perceives an opportunity for capital growth from such securities or to receive a return on idle cash. The Portfolio may purchase securities on a when-issued, delayed delivery or forward commitment basis. The Portfolio may invest up to 25% of its assets in mortgage- and asset-backed securities, up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities, and without limit in indexed/structured securities. The Portfolio will not invest 35% or more of its assets in high-yield/high-risk securities.

The Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies. The Portfolio may use futures, options and other derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return. See "Additional Risk Factors" on page 4 for a discussion of the risks associated with foreign investing and derivatives.

See Appendix A for a further description of the Portfolio's investments

THE FOLLOWING QUESTIONS ARE DESIGNED TO HELP YOU BETTER UNDERSTAND AN INVESTMENT IN THE PORTFOLIO.

HOW ARE EQUITY SECURITIES SELECTED?
The Portfolio invests substantially all of its assets in common stocks and other equity securities to the extent its portfolio manager believes that the relevant market environment favors profitable investing in those securities. The Portfolio seeks to provide a lower level of volatility than the stock market at large, as measured by the S&P 500. The lower volatility sought by the Portfolio is expected to result primarily from investments in dividend-paying common stocks and other equity securities that are characterized by relatively greater price stability. The greater price stability sought by the Portfolio may be characteristic of companies that generate above average positive cash flows. A company may use positive cash flows for a number of purposes including commencing or increasing dividend payments, repurchasing its own stock or retiring outstanding debt. The portfolio manager also considers growth potential in selecting the Portfolio's securities and may hold securities selected solely for their growth potential. The portfolio manager generally takes a "bottom up" approach to building the portfolio. Although themes may emerge in the Portfolio, securities are generally selected without regard to any defined industry sector or similarly defined selection procedure.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?
Generally, yes. The portfolio manager seeks companies that meet his selection criteria regardless of country of organization or place of principal business activity. Foreign securities are generally selected on a stock-by-stock basis without regard to any


JANUS ASPEN SERIES EQUITY INCOME PORTFOLIO PROSPECTUS defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. See "Additional Risk Factors" on page 4.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

WHAT IS THE MAIN RISK OF INVESTING IN A COMMON STOCK FUND?
The fundamental risk associated with any common stock fund is the risk that the value of the stocks it holds might decrease. Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. See "Additional Risk Factors" on page 4.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?
Diversification of the Portfolio's assets reduces the effect of any single holding on its overall portfolio value. The Portfolio may use futures, options and other derivative instruments to protect the portfolio from movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. See "Additional Risk Factors," on page 4. In addition, to the extent that the Portfolio holds a larger cash position, it might not participate in market declines to the same extent as if it had remained more fully invested in common stocks.

GENERAL PORTFOLIO POLICIES

The Portfolio will follow the general policies listed below in investing its portfolio assets. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. For example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

CASH POSITION
When the Portfolio's manager believes that market conditions are not favorable for profitable investing or when the portfolio manager is otherwise unable to locate favorable investment opportunities, the Portfolio's investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments are a residual - they represent the assets that remain after a portfolio manager has committed available assets to desirable investment opportunities. Larger hedged positions and/or larger cash positions may serve as a means of preserving capital in unfavorable market conditions.

Securities  that the  Portfolio  may invest in as means of receiving a return on idle cash include high-grade commercial paper, certificates of deposit, repurchase agreements or other short-term debt obligations. The Portfolio may also invest in money market funds (including funds managed by Janus Capital). When a Portfolio's investments in cash or similar investments increase, a Portfolio may not participate in stock or bond market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

DIVERSIFICATION
The Investment Company Act of 1940 (the "1940 Act") classifies investment companies as either diversified or nondiversified. The Portfolio qualifies as a diversified fund under the 1940 Act and is subject to the following requirements:

o As a fundamental policy, the Portfolio may not own more than 10% of the outstanding voting shares of any issuer.

o As a fundamental policy, with respect to 75% of its total assets, the Portfolio will not purchase a security of any issuer (other than cash items and U.S. government securities, as defined in the 1940 Act) if such purchase would cause the Portfolio's holdings of that issuer to amount to more than 5% of the Portfolio's total assets.

o The Portfolio will invest no more than 25% of its total assets in a single issuer (other than U.S. government securities).

INTERNAL REVENUE SERVICE
(IRS) LIMITATIONS
In addition to the diversification requirements stated above, each Portfolio intends to comply with the diversification requirements currently imposed by the IRS on separate accounts of insurance companies as a condition of maintaining the tax-deferred status of variable contracts. More specific information may be contained in the participating insurance company's separate account prospectus.

INDUSTRY CONCENTRATION
As a fundamental policy, the Portfolio will not invest 25% or more of its total assets in any particular industry (excluding U.S. government securities).

PORTFOLIO TURNOVER
The Portfolio generally intends to purchase securities for long-term investment rather than short-term gains. However, short-term transactions may result from liquidity needs, securities having reached a price or yield objective, anticipated changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the


JANUS ASPEN SERIES EQUITY INCOME PORTFOLIO PROSPECTUS investment decision. Changes are made in the Portfolio whenever its portfolio manager believes such changes are desirable. The portfolio turnover rate is generally not a factor in making buy and sell decisions. The Portfolio's turnover rate is not expected to exceed 200%.

To a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Certain tax rules may restrict the Portfolio's ability to engage in short-term trading if the security has been held for less than three months.

ILLIQUID INVESTMENTS
The Portfolio may invest up to 15% of its net assets in illiquid investments, including restricted securities or private placements that are not deemed to be liquid by Janus Capital. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. Some securities cannot be sold to the U.S. public because of their terms or because of SEC regulations. Janus Capital will follow guidelines established by the Trustees of the Trust ("Trustees") in making liquidity determinations for Rule 144A securities and certain other securities, including privately placed commercial paper and municipal lease obligations.

BORROWING AND LENDING
The Portfolio may borrow money and lend securities or other assets,  as follows:

o The Portfolio may borrow money for temporary or emergency purposes in amounts up to 25% of its total assets.

o The Portfolio may mortgage or pledge securities as security for borrowings in amounts up to 15% of its net assets.

o As a fundamental policy, the Portfolio may lend securities or other assets if, as a result, no more than 25% of its total assets would be lent to other parties.

The Portfolio intends to seek permission from the SEC to borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above limits. There is no assurance that such permission will be granted.

ADDITIONAL RISK FACTORS

FOREIGN SECURITIES

INVESTMENTS IN FOREIGN SECURITIES, INCLUDING THOSE OF FOREIGN GOVERNMENTS, INVOLVE GREATER RISKS THAN INVESTING IN COMPARABLE DOMESTIC SECURITIES.

Securities of some foreign companies and governments may be traded in the United States, but most foreign securities are traded primarily in foreign markets. The risks of foreign investing include:

o Currency Risk. The Portfolio may buy the local currency when it buys a foreign currency denominated security and sell the local currency when it sells the security. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign security, its value may be worth less in U.S. dollars even though the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

o Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in underdeveloped or developing countries which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country. The Portfolio may invest in emerging market countries. Emerging market countries involve greater risks such as immature economic structures, national policies restricting investments by foreigners, and different legal systems.

o Regulatory Risk. There may be less government supervision of foreign markets. Foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers. There may be less publicly available information about foreign issuers than domestic issuers.

o Market Risk. Foreign securities markets, particularly those of underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

o  Transaction   Costs.   Transaction   costs  of  buying  and  selling  foreign
   securities, including brokerage, tax and custody costs, are generally higher than those involved in domestic transactions.

Foreign securities purchased indirectly (e.g., depositary receipts) are subject to many of the above risks, including currency risk, because their values depend on performance of a foreign security denominated in its home currency.

FUTURES, OPTIONS AND
OTHER DERIVATIVE INSTRUMENTS
The Portfolio may enter into futures contracts on securities, financial indices and foreign currencies and options on such


JANUS ASPEN SERIES EQUITY INCOME PORTFOLIO PROSPECTUS
contracts  ("futures  contracts")  and may  invest  in  options  on  securities, financial indices and foreign currencies ("options"), forward contracts and interest rate swaps and swap-related products (collectively, "derivative instruments"). The Portfolio intends to use most derivative instruments primarily to hedge the value of its portfolio holdings against potential adverse movements in securities prices, foreign currency markets or interest rates. To a limited extent, the Portfolio may also use derivative instruments for non-hedging purposes such as seeking to increase the Portfolio's income or otherwise seeking to enhance return. Please refer to Appendix A to this Prospectus and the SAI for a more detailed discussion of these instruments.

The use of derivative instruments exposes the Portfolio to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include:

o the risk that interest rates, securities prices and currency markets will not move in the directions that the portfolio manager anticipates;

o imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged;

o the fact that skills needed to use these strategies are different from those needed to select portfolio securities;

o inability to close out certain hedged positions to avoid adverse tax consequences;

o the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

o leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Portfolio's initial investment in that instrument (in some cases, the potential loss is
   unlimited);   and

o particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Portfolio worse off than if it had not entered into the position.

Although the portfolio manager believes the use of derivative instruments will benefit the Portfolio, the Portfolio's performance could be worse than if it had not used such instruments if the portfolio manager's judgment proves incorrect.

When the Portfolio invests in a derivative instrument, it may be required to segregate cash and other liquid assets or portfolio securities with its custodian to "cover" the Portfolio's position. Assets segregated or set aside generally may not be disposed of so long as the Portfolio maintains the positions requiring segregation or cover. Segregating assets could diminish the Portfolio's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

HIGH-YIELD/HIGH-RISK SECURITIES
High-yield/high-risk securities (or "junk" bonds) are debt securities rated below investment grade by the primary rating agencies (such as, Standard & Poor's Ratings Services and Moody's Investors Service, Inc.)

The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities. Issuers of high-yield/high-risk securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investments.

Issuers of high-yield/high-risk securities may be more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. The market for lower quality securities is generally less liquid than the market for higher quality bonds. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower quality securities.

Please refer to the SAI for a description of bond rating categories.

SHORT SALES
The Portfolio may engage in "short sales against the box." This technique involves selling either a security that the Portfolio owns, or a security equivalent in kind and amount that the Portfolio has the right to obtain, for delivery at a specified date in the future. The Portfolio will enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities or to defer an unrealized gain. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain.

SPECIAL SITUATIONS
The Portfolio may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Portfolio's manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

See Appendix A for risks associated with certain other investments.


JANUS ASPEN SERIES EQUITY INCOME PORTFOLIO PROSPECTUS

MANAGEMENT OF THE PORTFOLIO

TRUSTEES

The Trustees oversee the business affairs of the Trust and are responsible for major decisions relating to the Portfolio's investment objective and policies. The Trustees delegate the day-to-day management of the Portfolio to the officers of the Trust and meet at least quarterly to review the Portfolio's investment policies, performance, expenses and other business affairs.

INVESTMENT ADVISER

Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of its investment portfolio and other business affairs.

Janus Capital has served as investment adviser to Janus Fund since its inception in 1970 and currently serves as investment adviser to all of the Janus retail funds, as well as adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts.

Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus Capital, most of which it acquired in 1984. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

The Portfolio pays all of its expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, registration fees and expenses, and independent Trustees' fees and expenses and certain other expenses. Participating insurance companies that purchase the Portfolio's Shares may perform certain administrative services relating to the Portfolio and Janus Capital or the Portfolio may pay those companies for such services.

PORTFOLIO MANAGER

Blaine P. Rollins is Executive Vice President and portfolio manager of the Portfolio, which he has managed since inception. He is also portfolio manager of Balanced Portfolio, which he has managed since May 1996, Janus Balanced Fund and Janus Equity Income Fund. He has been an assistant portfolio manager of Janus Fund since January 1995. Mr. Rollins joined Janus Capital in 1990 and has gained experience as a fixed-income trader and equity research analyst prior to assuming management responsibility for the Portfolio. He holds a Bachelor of Science in Finance from the University of Colorado and is a Chartered Financial Analyst.

PERSONAL INVESTING
Janus Capital does not permit portfolio managers to purchase and sell securities for their own accounts, except under the limited exceptions contained in Janus Capital's policy governing personal investing. Janus Capital's policy requires investment and other personnel to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Portfolio or Janus Capital's other advisory clients. See the SAI for more detailed information.

PORTFOLIO TRANSACTIONS

Purchases and sales of securities on behalf of the Portfolio are executed by broker-dealers selected by Janus Capital. Broker-dealers are selected on the basis of their ability to obtain best price and execution for the Portfolio's transactions and recognizing brokerage, research and other services provided to the Portfolio and to Janus Capital. Janus Capital may also consider payments made by brokers effecting transactions for the Portfolio i) to the Portfolio or
ii) to other persons on behalf of the Portfolio for services provided to the Portfolio for which it would be obligated to pay. Janus Capital may also consider sales of shares of the Portfolio as a factor in the selection of broker-dealers. The Portfolio's Trustees have authorized Janus Capital to place portfolio transactions on an agency basis with a broker-dealer affiliated with Janus Capital. When transactions for the Portfolio are effected with that broker-dealer, the commissions payable by the Portfolio are credited against certain Portfolio operating expenses. The SAI further explains the selection of broker-dealers.


JANUS ASPEN SERIES EQUITY INCOME PORTFOLIO PROSPECTUS

BREAKDOWN OF MANAGEMENT EXPENSES

The Portfolio pays Janus Capital a management fee which is accrued daily. The advisory agreement with the Portfolio spells out the management fee and other expenses that the Portfolio must pay. The Portfolio is subject to the following management fee schedule (expressed as an annual rate):

                                                           Average Daily Net                  Annual Rate
         Fee Schedule                                      Assets of Portfolio                Percentage (%)
         ---------------------------------------------------------------------------------------------------------------------------
                                                           First $ 30 Million                 1.00*
                                                           Next $270 Million                   .75
                                                           Next $200 Million                   .70
                                                           Over $500 Million                   .65
         ---------------------------------------------------------------------------------------------------------------------------

         * Janus Capital has agreed to reduce the Portfolio's advisory fee to the extent that such fee exceeds the effective rate of Janus Equity Income Fund, the Janus retail fund corresponding to the Portfolio. Janus Capital may terminate this fee reduction at any time upon at least 90 days notice to the Trustees. The effective rate is the advisory fee calculated by the corresponding retail fund as of the last day of each calendar quarter (expressed as an annual rate). The effective rate of Janus Equity Income Fund was_____% for the quarter ended March 31, 1997. In addition, Janus Capital has agreed to limit the expenses of the Portfolio's Shares to an annual rate of 1.25% of average net assets through at least April 30, 1998.

Differences in the actual management fees incurred by the Portfolio is due primarily to variances in the asset sizes of the corresponding retail fund. As asset size increases, the annual rate of the management fee declines in accordance with the above schedule. In addition, the Portfolio incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

OTHER SERVICE PROVIDERS

The following parties provide the Portfolio with administrative and other services.

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 0351
Boston, Massachusetts 02117-0351

TRANSFER AGENT
Janus Service Corporation
P.O. Box 173375
Denver, Colorado 80217-3375

Janus Service Corporation is a wholly-owned subsidiary of Janus Capital.

OTHER INFORMATION

ORGANIZATION
The Trust is an open-end management investment company organized as a Delaware business trust on May 20, 1993. The Portfolio has been established as a separate series of the Trust.

The Portfolio currently offers two classes of shares, one of which, the Institutional Shares, are offered pursuant to this prospectus. The Institutional Shares of the Portfolio, as well as other Janus Aspen Series - Institutional Shares are sold under the name Janus Aspen Series. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable contracts and life insurance contracts, as well as certain qualified retirement plans. Retirement Shares are offered by a separate prospectus and are available only to participant directed qualified plans using plan service providers that are compensated for providing distribution and/or recordkeeping and other administrative services to provided plan participants. Because the expenses of each class may differ, the performance in each class is expected to differ. If you would like additional information about the Retirement Shares, please call 1-800-525-0020.

SHAREHOLDER MEETINGS
AND VOTING RIGHTS
The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called for a specific Portfolio or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by each class or Portfolio only if a matter affects or requires the vote of only that class or Portfolio or the interest of a class or Portfolio in the matter differs from the interest of other class or portfolios of the Trust. As a shareholder, you are entitled to one vote for each share that you own.


JANUS ASPEN SERIES EQUITY INCOME PORTFOLIO PROSPECTUS

An insurance company issuing a variable contract invested in shares of the Portfolio will request voting instructions from variable contract holders. Under current law, the insurance company must vote all shares held by the separate account in proportion to the voting instructions received.

CONFLICTS OF INTEREST
Portfolio shares are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners will develop arising out of the fact that the Portfolio offers its shares to such entities, there is a possibility that disadvantages could occur or a material conflict may arise. The Trustees monitor events in order to identify any anticipated disadvantages or material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or plans to withdraw its investments in the Portfolio or to substitute shares of another portfolio of the Trust. As a result, the Portfolio may be forced to sell securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the Portfolio to any separate account or may suspend or terminate the offering of shares of the Portfolio if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Retirement Shares of the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the shares. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Retirement Shares to reedeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

MASTER/FEEDER OPTION
The Trust may in the future seek to achieve the Portfolio's investment objective by investing all of the Portfolio's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Portfolio. It is expected that any such investment company would be managed by Janus Capital in substantially the same manner as the Portfolio. The shareholders of the Trust of record on April 30, 1992, and the initial shareholder(s) of the Portfolio, have voted to vest authority to use this investment structure in the sole discretion of the Trustees. No further approval of the shareholders of the Portfolio is required. You will receive at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Portfolio and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although management of the Portfolio believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

THE VALUATION OF SHARES
The net asset value ("NAV") of the Shares of the Portfolio is determined at the close of the regular trading session of the New York Stock Exchange (the "NYSE") (normally 4:00 p.m., New York time) each day that the NYSE is open. NAV per Share is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. Securities are valued at market value or, if market information is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.


JANUS ASPEN SERIES EQUITY INCOME PORTFOLIO PROSPECTUS

DISTRIBUTIONS AND TAXES

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
DISTRIBUTIONS
   TO AVOID TAXATION OF THE PORTFOLIO, THE INTERNAL REVENUE CODE REQUIRES THE PORTFOLIO TO DISTRIBUTE NET INCOME AND ANY NET GAINS REALIZED BY ITS INVESTMENTS ANNUALLY. INCOME FROM DIVIDENDS AND INTEREST AND ANY NET REALIZED SHORT-TERM CAPITAL GAINS ARE PAID TO SHAREHOLDERS AS ORDINARY INCOME DIVIDENDS. NET REALIZED LONG-TERM GAINS, IF ANY, ARE PAID TO SHAREHOLDERS AS CAPITAL GAINS DISTRIBUTIONS. EACH CLASS OF THE PORTFOLIO MAKES SEMIANNUAL
   DISTRIBUTIONS IN JUNE AND DECEMBER OF SUBSTANTIALLY ALL OF ITS INVESTMENT INCOME AND AN ANNUAL DISTRIBUTION IN JUNE OF ITS NET REALIZED CAPITAL GAINS, IF ANY. ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS FROM SHARES OF THE PORTFOLIO WILL BE AUTOMATICALLY REINVESTED INTO ADDITIONAL SHARES OF THE PORTFOLIO.

HOW DISTRIBUTIONS AFFECT NAV
Distributions are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the daily NAV of the Portfolio's Shares. The Share price drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Shares of the Portfolio declared a dividend in the amount of $0.25 per share. If the price of the Portfolio's Shares was $10.00 on December 30, the Share price on December 31 would be $9.75, barring market fluctuations.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
TAXES

TAXES ON DISTRIBUTIONS
Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts may be subject to ordinary income tax and, if made before age 591/2, a 10% penalty tax. The tax status of your investment in the Portfolio depends on the features of the variable insurance contracts purchased from a participating insurance company. Further information may be found in the prospectus of the separate account offering such contract.

TAXATION OF THE PORTFOLIO
Dividends, interest and some capital gains received by the Portfolio on foreign securities may give rise to withholding and other taxes imposed by foreign countries. It is expected that foreign taxes paid by the Portfolio will be treated as expenses of the Portfolio. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

PERFORMANCE TERMS

This section will help you understand various terms that are commonly used to describe the Portfolio's performance. You may see references to these terms in our newsletters, advertisements (or those published by participating insurance companies) and in media articles. Newsletters and advertisements may include comparisons of the Portfolio's performance to the performance of other mutual funds, mutual fund averages or recognized stock market indices. The Portfolio generally measures performance in terms of total return.

Cumulative total return represents the actual rate of return on an investment for a specified period. Cumulative total return is generally quoted for more than one year (e.g., the life of the Portfolio). A cumulative total return does not show interim fluctuations in the value of an investment.

Average annual total return represents the average annual percentage change of an investment over a specified period. It is calculated by taking the cumulative total return for the stated period and determining what constant annual return would have produced the same cumulative return. Average annual returns for more than one year tend to smooth out variations in the Portfolio's return and are not the same as actual annual results.

THE PORTFOLIO IMPOSES NO SALES OR OTHER CHARGES THAT WOULD AFFECT TOTAL RETURN COMPUTATIONS. TOTAL RETURN FIGURES OF THE PORTFOLIO INCLUDES THE EFFECT OF DEDUCTING THE PORTFOLIO'S EXPENSES, BUT MAY NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR INSURANCE PRODUCT. PORTFOLIO PERFORMANCE FIGURES ARE BASED UPON HISTORICAL RESULTS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. INVESTMENT RETURNS AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


JANUS ASPEN SERIES EQUITY INCOME PORTFOLIO PROSPECTUS

SHAREHOLDER'S GUIDE

INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE  PORTFOLIO  DIRECTLY.  SHARES
MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING A VARIABLE INSURANCE CONTRACT AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

PURCHASES

Purchases of Portfolio Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company's separate account or to your plan documents for information on how to invest in the Shares of the Portfolio.

All investments in the Portfolio are credited to a participating insurance company's sep- arate account or a qualified plan immediately upon acceptance of the investment by the Portfolio. Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio.

The Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of the size that would disrupt the management of the Portfolio. The Portfolio may discontinue sales of its shares if management believes that a substantial further increase may adversely affect the Portfolio's ability to achieve its investment objective. In such event, however, it is anticipated that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distribution.

REDEMPTIONS

Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio. Redemption proceeds will normally be wired to the participating insurance company the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

SHAREHOLDER COMMUNICATIONS

Owners of variable insurance contracts and plan participants will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio. Each report will show the investments owned by the Portfolio and market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.


JANUS ASPEN SERIES EQUITY INCOME PORTFOLIO PROSPECTUS

APPENDIX A

GLOSSARY OF INVESTMENT TERMS

This glossary provides a more detailed description of some of the types of securities and other instruments in which the Portfolio may invest. The
Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I. EQUITY AND DEBT SECURITIES

Bonds are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value) at a specified maturity and to make scheduled interest payments.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. For example, the Portfolio may purchase commercial paper issued under Section 4(2) of the Securities Act of 1933.

Common stock represents a share of ownership in a company and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/High-risk securities are securities that are rated below investment grade by the primary rating agencies ( BB or lower by Standard &Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Passive foreign investment companies (PFICs) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. Income tax regulations may require the Portfolio to recognize income associated with the PFIC prior to the actual receipt of any such income.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase agreements involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests or for other temporary emergency purposes.

Rule 144A securities are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

Standby commitments are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

Step coupon bonds are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time


JANUS ASPEN SERIES EQUITY INCOME PORTFOLIO PROSPECTUS remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

U.S. government securities include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

When-issued, delayed delivery and forward transactions generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

Zero coupon bonds are debt securities that do not pay interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

II. FUTURES, OPTIONS
AND OTHER DERIVATIVES

Forward contracts are contracts to purchase or sell a specified amount of property for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. The Portfolio may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies.


JANUS ASPEN SERIES EQUITY INCOME PORTFOLIO PROSPECTUS

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












                    100 Fillmore Street
                    Denver, Colorado 80206-4928
                    (800) 525-3713


[LOGO]              Funds distributed by Janus Distributors, Inc.
                    Member NASD.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE.THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                              SUBJECT TO COMPLETION
                  PRELIMINARY PROSPECTUS DATED FEBRUARY 13,1997


CONTENTS

--------------------------------------------------------------------------------
PORTFOLIOS AT A GLANCE
Brief description of the Portfolios ...........................................1

--------------------------------------------------------------------------------
EXPENSE INFORMATION
Each Portfolio's annual
   operating expenses .........................................................3

--------------------------------------------------------------------------------
THE PORTFOLIOS IN DETAIL
Investment Objectives and Policies of
the Growth, Combination and Fixed-
   Income Funds ...............................................................4
General Portfolio Policies of the Portfolios
   other than Money Market Portfolio ..........................................9
Additional Risk Factors Policies of
   the Portfolios other than Money
   Market Portfolio ..........................................................10

--------------------------------------------------------------------------------
THE MONEY MARKET PORTFOLIO IN DETAIL
Investment Objectives,
   Policies and Techniques ...................................................12

--------------------------------------------------------------------------------
MANAGEMENT OF THE PORTFOLIOS
Investment Adviser and
   Investment Personnel ......................................................15
Portfolio Transactions .......................................................16
Management Expenses ..........................................................17
Other Service Providers ......................................................17
Participant Administration Fee
   and Distribution Fee ......................................................17
Other Information ............................................................18

--------------------------------------------------------------------------------
PERFORMANCE TERMS
An Explanation of
   Performance Terms .........................................................19

--------------------------------------------------------------------------------
DISTRIBUTIONS AND TAXES
Distributions ................................................................20
Taxes ........................................................................20

--------------------------------------------------------------------------------
SHAREHOLDER'S GUIDE
Purchases ....................................................................21
Redemptions ..................................................................21
Shareholder Communications ...................................................21

--------------------------------------------------------------------------------
APPENDIX A
Glossary of Investment Terms .................................................22

--------------------------------------------------------------------------------
APPENDIX B
Explanation of Rating Categories .............................................24


                               JANUS ASPEN SERIES
                                RETIREMENT SHARES

                                   Prospectus

                                  _____, 1997


This prospectus describes nine mutual funds with a variety of investment objectives, including growth of capital, current income and a combination of growth and income (the "Portfolios"). This prospectus offers a separate class of shares of each Portfolio (collectively, the "Shares") to certain participant directed qualified retirement plans. Janus Capital Corporation ("Janus Capital") serves as investment adviser to each Portfolio. Janus Capital has been in the investment advisory business for over 26 years and currently manages approximately $50 billion in assets.

Each Portfolio is a series of Janus Aspen Series (the "Trust"). The Trust is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Trust sells and redeems its Shares at net asset value without any sales charges, commissions or redemption fees. Certain Portfolios may not be available in connection with a particular qualified plan. Contact your plan sponsor for further information.

This Prospectus contains information about the Shares that a plan participant should consider before investing and should be read carefully and retained for future reference. Additional information about the Shares is contained in a Statement of Additional Information ("SAI") filed with the SEC. The SAI dated _____, 1997 is incorporated by reference into this Prospectus. Copies of the SAI are available upon request and without charge by writing or calling your plan sponsor.

FLEXIBLE INCOME PORTFOLIO AND HIGH-YIELD PORTFOLIO MAY INVEST ALL OF THEIR RESPECTIVE ASSETS IN HIGH-YIELD CORPORATE DEBT SECURITIES, COMMONLY KNOWN AS "JUNK BONDS." SEE "ADDITIONAL RISK FACTORS" ON PAGE 10 FOR THE RISKS ASSOCIATED WITH INVESTING IN THESE SECURITIES.

AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE MONEY MARKET PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED BY THE SEC NOR HAS THE SEC PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN ANY STATE OR OTHER JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE OR OTHER JURISDICTION.

PORTFOLIOS AT A GLANCE

This section is designed to provide you with a brief overview of the Portfolios and their investment emphasis. A more detailed discussion of the Portfolios' investment objectives and policies begins on page 4.

GROWTH PORTFOLIO

Focus: A diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks, with an emphasis on companies with larger market capitalizations.
Inception: September 1993
Manager: James P. Craig, III
Assistant Managers: David Decker
                    Blaine Rollins

AGGRESSIVE GROWTH PORTFOLIO

Focus: A nondiversified portfolio that seeks long-term growth of capital by investing primarily in common stocks, with an emphasis on securities issued by medium-sized companies.
Inception: September 1993
Manager: James P. Goff

INTERNATIONAL GROWTH PORTFOLIO

Focus: A diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks of foreign issuers.
Inception: May 1994
Manager: Helen Young Hayes
Assistant Manager: Laurence Chang

WORLDWIDE GROWTH PORTFOLIO

Focus: A diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers.
Inception: September 1993
Manager: Helen Young Hayes
Assistant Manager: Laurence Chang

BALANCED PORTFOLIO

Focus: A diversified portfolio that seeks long-term growth of capital, balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.
Inception: September 1993
Manager: Blaine P. Rollins

FLEXIBLE INCOME PORTFOLIO

Focus: A diversified portfolio that seeks to maximize total return from a combination of income and capital appreciation by investing primarily in income-producing securities.
Inception: September 1993
Managers: Ronald V. Speaker
          Sandy R. Rufenacht

HIGH-YIELD PORTFOLIO

Focus: A diversified portfolio that seeks high current income as its primary objective. Capital appreciation is a secondary objective when consistent with the primary objective. The Portfolio seeks to achieve these objectives by investing primarily in high-yield/high risk fixed-income securities.
Fund Inception: May 1996
Fund Managers: Ronald V. Speaker
               Sandy R. Rufenacht

SHORT-TERM BOND PORTFOLIO

Focus: A diversified portfolio that seeks a high level of current income while minimizing interest rate risk by investing in shorter term fixed-income securities. Its average-weighted effective maturity is normally less than three years.
Inception: September 1993
Manager: Sandy R. Rufenacht

MONEY MARKET PORTFOLIO

Focus: A money market mutual fund that seeks maximum current income to the extent consistent with stability of capital. The Portfolio seeks to achieve this objective by investing primarily in high quality debt obligations and obligations of financial institutions.
Inception: May 1995
Manager: Sharon S. Pichler


JANUS ASPEN SERIES PROSPECTUS - RETIREMENT SHARES

JANUS SPECTRUM

The spectrum below shows Janus Capital's assessment of the potential overall risk of the Portfolios relative to one another and should not be used to compare the Portfolios to other mutual funds or other types of investments. A Portfolio's position in the spectrum was determined based on a number of factors such as the types of securities in which the Portfolio intends to invest, the degree of diversification intended and/or permitted, and the size of the Portfolio. In addition, the spectrum is significantly affected by the portfolio managers' investment styles. These factors were considered as of the date of this prospectus and will be reassessed with each new prospectus. Specific risks of certain types of instruments in which some of the Portfolios may invest, including foreign securities, junk bonds and derivative instruments such as futures contracts and options, are described under "Additional Risk Factors" on page 10. THE SPECTRUM IS NOT INDICATIVE OF THE FUTURE VOLATILITY OR PERFORMANCE OF A PORTFOLIO AND RELATIVE POSITIONS OF PORTFOLIOS WITHIN THE SPECTRUM MAY CHANGE IN THE FUTURE.

[SPECTRUM CHART)

The spectrum illustrates the potential volatility of the Portfolios relative to one another. The Portfolios' volatility ranges from low to high. The Growth Portfolios are illustrated as follows: Growth Portfolio is shown as moderate; Aggressive Growth Portfolio is shown as high; Capital Appreciation Portfolio* is shown as high; International Growth Portfolio is shown as moderately-high; Worldwide Growth Portfolio is shown as moderately-high (but less volatile than International Growth Portfolio). The Combination Portfolios are illustrated as follows: Balanced Portfolio is shown as moderate; Equity Income Portfolio* is shown as moderate (but more volatile than Janus Balanced Fund). The Fixed-Income Portfolios are illustrated as follows: Flexible Income Portfolio is shown as low-moderate; High-Yield Portfolio is shown as moderate; Short-Term Bond Portfolio is shown as low. Janus Money Market Fund is shown as low (but less volatile than Janus Short-Term Bond Fund).

*These Portfolios commenced operations on May 1, 1997 and are offered by separate prospectuses.


JANUS ASPEN SERIES PROSPECTUS - RETIREMENT SHARES

EXPENSE INFORMATION

The tables and example below are designed to assist participants in qualified plans that invest in the Shares of the Portfolios in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Shares.

SHAREHOLDER TRANSACTION EXPENSES (applicable to each Portfolio)

     Maximum sales load imposed on purchases                             None
     Maximum sales load imposed on reinvested dividends                  None
     Deferred sales charges on redemptions                               None
     Redemption fee                                                      None
     Exchange fee                                                        None

ANNUAL OPERATING EXPENSES(1)
(expressed as a percentage of average net assets)

                                                                                                                Total Operating
                                                   Management Fee(1)    12b-1 Fee(2)    Other Expenses(1,3)       Expenses(1)
------------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio - Retirement Shares                      0.65%              0.25%              0.29%                1.19%
Aggressive  Growth Portfolio -  Retirement Shares         0.72%              0.25%              0.29%                1.26%
International  Growth Portfolio - Retirement Shares       0.05%              0.25%              1.46%                1.76%
Worldwide Growth Portfolio - Retirement  Shares           0.66%              0.25%              0.39%                1.30%
Balanced  Portfolio - RetirementShares                    0.79%              0.25%              0.40%                1.44%
Flexible  Income  Portfolio - Retirement  Shares          0.65%              0.25%              0.44%                1.34%
High-Yield  Portfolio -  Retirement  Shares               0.00%              0.25%              1.26%                1.51%
Short-Term  Bond  Portfolio -  Retirement  Shares         0.47%              0.25%              0.44%                1.16%
Money Market Portfolio - Retirement Shares                0.00%              0.25%              0.75%                1.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) The fees and expenses in the table above are based on the estimated gross expenses before expense offset arrangements that the Shares of the Portfolios expect to incur in their initial fiscal year, net of fee reductions and waivers from Janus Capital. Fee reductions for the Growth, Aggressive Growth, International Growth, Worldwide Growth and Balanced Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Operating Expenses for the Shares are estimated to be 0.79%, 0.54% and 1.33% for Growth Portfolio; 0.79%, 0.54% and 1.33% for Aggressive Growth Portfolio; 1.00%, 1.71% and 2.71% for International Growth Portfolio; 0.77%, 0.64% and 1.41% for Worldwide Growth Portfolio; 0.92%, 0.65% and 1.57% for Balanced Portfolio; 0.65%, 0.69% and 1.34% for Flexible Income Portfolio; 0.75%, 6.04% and 6.79% for High-Yield Portfolio; 0.65%, 0.69% and 1.34% for Short-Term Bond Portfolio; and 0.25%, 1.03% and 1.28% for Money Market Portfolio, respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Trustees.
(2) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
(3) Includes compensation to service providers who provide recordkeeping, subaccounting, and other administrative services to plan participants who invest in the Shares. See "Participant Administration Fee" for more details.


EXAMPLE

YOU WOULD INDIRECTLY PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT ASSUMING EXPENSE RATIOS REMAIN AS LISTED ABOVE AND ASSUMING A 5% ANNUAL RETURN WITH OR WITHOUT REDEMPTION AT THE END OF EACH PERIOD.

                                                                    1 Year              3 Years
------------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio - Retirement  Shares                                 $12                 $38
Aggressive  Growth Portfolio -  Retirement Shares                     $13                 $40
International Growth Portfolio - Retirement Shares                    $18                 $55
Worldwide  Growth  Portfolio -  Retirement  Shares                    $13                 $41
Balanced Portfolio - Retirement Shares                                $15                 $46
Flexible Income Portfolio - Retirement Shares                         $14                 $42
High-Yield  Portfolio - Retirement  Shares                            $15                 $48
Short-Term Bond  Portfolio  -  Retirement  Shares                     $12                 $37
Money Market Portfolio - Retirement Shares                            $10                 $32
---------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE RETURNS OR EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.


FINANCIAL HIGHLIGHTS

No Financial Highlights are presented for the Shares because the Shares did not commence operations until May 1, 1997.


JANUS ASPEN SERIES PROSPECTUS - RETIREMENT SHARES

THE PORTFOLIOS IN DETAIL

This section takes a closer look at the Portfolios' investment objectives, policies and the securities in which they invest. Please carefully review the "Additional Risk Factors" section of this Prospectus for a more detailed discussion of the risks associated with certain investment techniques as well as the risk spectrum on page 2. Appendix A contains a more detailed description of investment terms used throughout this Prospectus. You should carefully consider your investment goals, time horizon and risk tolerance before choosing a Portfolio.

Each Portfolio has an investment objective and policies that are similar to those of a Janus retail fund, as illustrated in the chart below. Although it is anticipated that each Portfolio and its corresponding retail fund will hold similar securities, differences in asset size and cash flow needs as well as the relative weightings of securities selections may result in differences in investment performance. Expenses of each Portfolio and its corresponding retail fund are expected to differ.

Policies that are noted as "fundamental" cannot be changed without a shareholder vote. All other policies, including each Portfolio's investment objective, are not fundamental and may be changed by the Portfolios' Trustees without a shareholder vote. You will be notified of any such changes that are material. If there is a material change in a Portfolio's objective or policies, you should consider whether that Portfolio remains an appropriate investment for your qualified retirement plan.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

EACH OF THE PORTFOLIOS HAS A SIMILAR INVESTMENT OBJECTIVE AND SIMILAR INVESTMENT POLICIES TO AN EXISTING JANUS RETAIL FUND.


Growth Portfolio .....................................................Janus Fund
Aggressive Growth Portfolio ...............................Janus Enterprise Fund
International Growth Portfolio ..............................Janus Overseas Fund
Worldwide Growth Portfolio .................................Janus Worldwide Fund
Balanced Portfolio ..........................................Janus Balanced Fund
Flexible Income Portfolio ............................Janus Flexible Income Fund
High-Yield Portfolio ......................................Janus High-Yield Fund
Short-Term Bond Portfolio ............................Janus Short-Term Bond Fund
Money Market Portfolio ..................................Janus Money Market Fund


GROWTH PORTFOLIO, AGGRESSIVE GROWTH PORTFOLIO, INTERNATIONAL GROWTH PORTFOLIO AND WORLDWIDE GROWTH PORTFOLIO ARE DESIGNED FOR LONG-TERM INVESTORS WHO SEEK GROWTH OF CAPITAL ONLY AND WHO CAN TOLERATE THE GREATER RISKS ASSOCIATED WITH COMMON STOCK INVESTMENTS.

GROWTH PORTFOLIOS

Investment Objective: .........................................Growth of Capital
Primary Holdings: .................................................Common Stocks
Shareholder's Investment Horizon: .....................................Long-Term

GROWTH PORTFOLIO

The investment objective of this Portfolio is long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective by investing in common stocks of companies of any size. This Portfolio generally invests in larger, more established issuers.

AGGRESSIVE GROWTH PORTFOLIO

The investment objective of this Portfolio is long-term growth of capital. It is a nondiversified portfolio that pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index (the "MidCap Index"). Companies whose capitalization falls outside this range after the Portfolio's initial purchase continue to be considered medium-sized companies for the purpose of this policy. As of December 30, 1996, the MidCap Index included companies with capitalizations between approximately $192 million to $6.5 billion. The range of the MidCap Index is expected to change on a regular basis. Subject to the above policy, the Portfolio may also invest in smaller or larger issuers.

INTERNATIONAL GROWTH PORTFOLIO

The investment objective of this Portfolio is long-term growth of capital. It is a diversified portfolio that pursues its objective primarily through investments in common stocks of issuers located outside the United States. The Portfolio has the flexibility to invest on a worldwide basis in companies and other organizations of any size, regardless of country of organization or place of principal business activity. The Portfolio normally invests at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may at times invest all of its assets in fewer than five countries or even a single country.

WORLDWIDE GROWTH PORTFOLIO

The investment objective of this Portfolio is long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective primarily through investments in common stocks of foreign and domestic issuers. The Portfolio has the flexibility to invest on a worldwide basis in companies and organizations of any size, regardless of country of organization or place of principal business activity. Worldwide Growth Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.

TYPES OF INVESTMENTS

Each of these Portfolios invests primarily in common stocks of foreign and domestic


JANUS ASPEN SERIES PROSPECTUS - RETIREMENT SHARES
companies. However, the percentage of each Portfolio's assets invested in common stocks will vary and each Portfolio may at times hold substantial positions in cash equivalents or interest bearing securities. See "General Portfolio Policies" on page 9. Each Portfolio may invest to a lesser degree in other types of securities including preferred stocks, warrants, convertible securities and debt securities when its portfolio manager perceives an opportunity for capital growth from such securities or to receive a return on idle cash. Some securities that the Portfolios purchase may be on a when-issued, delayed delivery or forward commitment basis. The Portfolios may invest up to 25% of their assets in mortgage- and asset-backed securities, up to 10% of their assets in zero coupon, pay-in-kind and step coupon securities, and without limit in indexed/ structured securities. No Growth Portfolio will invest 35% or more of its assets in high-yield/high-risk securities.

Although Worldwide Growth Portfolio and International Growth Portfolio are committed to foreign investing, Growth Portfolio and Aggressive Growth Portfolio may also invest without limit in foreign equity and debt securities. The Portfolios may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies ("PFICs"). These Portfolios may use futures, options and other derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return. See "Additional Risk Factors" on page 10 for a discussion of the risks associated with foreign investing and derivatives.

THE FOLLOWING QUESTIONS ARE DESIGNED TO HELP YOU BETTER UNDERSTAND AN INVESTMENT IN GROWTH PORTFOLIO, AGGRESSIVE GROWTH PORTFOLIO, INTERNATIONAL GROWTH PORTFOLIO OR WORLDWIDE GROWTH PORTFOLIO.

HOW ARE COMMON STOCKS SELECTED?
Each of these Portfolios invests substantially all of its assets in common stocks to the extent its portfolio manager believes that the relevant market environment favors profitable investing in those securities. Portfolio managers generally take a "bottom up" approach to building their portfolios. In other words, they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in any Portfolio, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. Realization of income is not a significant investment consideration. Any income realized on these Portfolios' investments will be incidental to their objectives.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?
Generally, yes. Portfolio managers seek companies that meet their selection criteria, regardless of country of organization or place of principal business activity. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. See "Additional Risk Factors" on page 10.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

WHAT IS THE MAIN RISK OF INVESTING IN A COMMON STOCK FUND?
The fundamental risk associated with any common stock fund is the risk that the value of the stocks it holds might decrease. Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. See "Additional Risk Factors" on page 10.

WHAT IS MEANT BY "MARKET CAPITALIZATION"?
Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criteria for Aggressive Growth Portfolio which may invest in small to medium sized companies to a greater degree. Although Growth Portfolio, International Growth Portfolio and Worldwide Growth Portfolio do not emphasize companies of any particular size, Portfolios with a larger asset base are more likely to invest in larger, more-established issuers.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

HOW DOES A DIVERSIFIED PORTFOLIO DIFFER FROM A NONDIVERSIFIED PORTFOLIO? Diversification is a means of reducing risk by investing a Portfolio's assets in a broad range of stocks or other securities. A "nondiversified" portfolio has the ability to take larger positions in a smaller number of issuers. Because the appreciation or depreciation of a single stock may have a greater impact on the net asset value ("NAV") of a nondiversified portfolio, its share price can be expected to fluctuate more than a comparable diversified portfolio. Aggressive Growth Portfolio is a nondiversified portfolio.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

HOW DO THESE PORTFOLIOS TRY TO REDUCE RISK?
Diversification of a Portfolio's assets reduces the effect of any single holding on its overall portfolio value. A Portfolio may also use futures, options and other derivative instruments to protect its portfolio from movements in securities' prices and interest rates. The Portfolios may use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. See "Additional Risk Factors" on page 10. In addition, to the extent that a Portfolio holds a larger cash position, it might not participate in market declines to the same extent as if the Portfolio remained more fully invested in common stocks.

JANUS ASPEN SERIES PROSPECTUS - RETIREMENT SHARES

BALANCED PORTFOLIO IS DESIGNED FOR INVESTORS WHO PRIMARILY SEEK GROWTH OF CAPITAL WITH A DEGREE OF EMPHASIS ON INCOME. IT IS NOT DESIGNED FOR INVESTORS WHO DESIRE A CONSISTENT LEVEL OF INCOME.

COMBINATION PORTFOLIO

Investment Objective: ................Growth of Capital; Some Emphasis on Income
Primary Holdings: .................Common Stocks and Income-Producing Securities
Shareholder's Investment Horizon: .....................................Long-Term

BALANCED PORTFOLIO

The investment objective of this Portfolio is long-term capital growth, consistent with preservation of capital and balanced by current income. It is a diversified portfolio that, under normal circumstances, pursues its objective by investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. This Portfolio normally invests at least 25% of its assets in fixed-income senior securities, which include debt securities and preferred stocks.

TYPES OF INVESTMENTS

Balanced Portfolio may invest in the types of investments previously described on pages 4-5. The Portfolio may also invest in the types of income-producing securities described below for Flexible Income Portfolio except that its investments in high-yield/high risk will not exceed 35% of net assets and investments in mortgage- and asset-backed securities will not exceed 25% of assets.

THE FOLLOWING QUESTIONS ARE DESIGNED TO HELP YOU BETTER UNDERSTAND AN INVESTMENT IN BALANCED PORTFOLIO.

HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENTS OF BALANCED PORTFOLIO?
Balanced  Portfolio  may invest in a  combination  of common  stocks,  preferred stocks, convertible securities, debt securities and other fixed-income securities. Balanced Portfolio may shift assets between the growth and income components of its portfolio based on its portfolio manager's analysis of relevant market, financial and economic conditions. If the portfolio manager believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, then the Portfolio will place a greater emphasis on the growth component.

WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF BALANCED PORTFOLIO?
The growth component of Balanced Portfolio is expected to consist primarily of common stocks. The selection criteria for common stocks are described on page 5. Because income is a part of the investment objective of Balanced Portfolio, the portfolio manager may consider dividend-paying characteristics to a greater degree in selecting equity securities. Balanced Portfolio may also find opportunities for capital growth from debt securities because of anticipated changes in interest rates, credit standing, currency relationships or other factors.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF BALANCED PORTFOLIO?
The income component of the Balanced Portfolio will consist of securities that the portfolio manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of the Balanced Portfolio if they currently pay dividends or a portfolio manager believes they have potential for either increasing their dividends or commencing dividends, if none are currently paid. Investors in the Balanced Portfolio should keep in mind that the Portfolio is not designed to produce a consistent level of income.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

FLEXIBLE INCOME PORTFOLIO, HIGH-YIELD PORTFOLIO AND SHORT-TERM BOND PORTFOLIO ARE DESIGNED FOR THOSE INVESTORS WHO PRIMARILY SEEK CURRENT INCOME.

FIXED-INCOME PORTFOLIOS

Investment Objective:
  Flexible Income Portfolio ........................................Total Return
  Others .................................................................Income
Primary Holdings: ...................................Income-Producing Securities
Shareholder's Investment Horizon:
  Short-Term Bond Portfolio .........................Short- to Intermediate-Term
  Others .............................................Intermediate- to Long-Term

FLEXIBLE INCOME PORTFOLIO

The investment objective of this Portfolio is to obtain maximum total return, consistent with preservation of capital. The Portfolio pursues its objective primarily through investments in income-producing securities. Total return is expected to result from a combination of current income and capital appreciation, although income will normally be the dominant component of total return. As a fundamental policy, this Portfolio will invest at least 80% of its assets in income-producing securities.

JANUS ASPEN SERIES PROSPECTUS - RETIREMENT SHARES

Flexible Income Portfolio may invest in a wide variety of income-producing securities including corporate bonds and notes, government securities, index/structured securities, preferred stock, income-producing common stocks, debt securities that are convertible or exchangeable into equity securities, and debt securities that carry with them the right to acquire equity securities as evidenced by warrants attached to or acquired with the securities. The Portfolio may invest to a lesser degree in common stocks, other equity securities or debt securities that are not currently paying dividends or interest. The Portfolio may purchase securities of any maturity and quality and the average maturity and quality of its portfolio may vary substantially.

Flexible Income Portfolio may invest without limit in foreign securities, including those of corporate and government issuers. The Portfolio may invest without limit in high-yield/high-risk securities and may have substantial holdings of such securities. The Portfolio may invest without limit in mortgage- and asset-backed securities and up to 10% in zero coupon, pay-in-kind and step coupon securities. The risks of foreign securities and high-yield securities are described under "Additional Risk Factors" on page 10.

The Portfolio may purchase defaulted debt securities if, in the opinion of Janus Capital it appears likely that the issuer may resume interest payments or other advantageous developments appear likely in the near term. Defaulted debt securities may be illiquid and subject to the Portfolio's limit on illiquid investments.

HIGH-YIELD PORTFOLIO

The primary investment objective of this Portfolio is to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective. Capital appreciation may result, for example, from an improvement in the credit standing of an issuer whose securities are held by this Portfolio or from a general lowering of interest rates, or both. This Portfolio pursues its objectives by investing primarily in high-yield/high-risk fixed-income securities. This Portfolio will normally invest at least 65% of its total assets in those securities. In addition, the Portfolio may invest in all of the types of securities previously described under Flexible Income Portfolio (except it may invest without limit in zero coupon, pay-in-kind and step coupon securities).

The high yields sought by this Portfolio are expected to result primarily from investments in longer-term, lower quality corporate bonds, commonly referred to as "junk" bonds. This Portfolio considers lower quality securities to be securities rated below investment grade by established rating agencies or unrated securities of comparable quality. Securities rated BB or lower by Standard & Poor's Ratings Services ("Standard & Poor's") or Ba or lower by Moody's Investors Service, Inc. ("Moody's") are below investment grade. Lower quality securities are often considered to be more speculative and involve greater risk of default or price changes due to changes in interest rates, economic conditions and the issuer's credit-worthiness. As a result, their market prices tend to fluctuate more than higher quality securities of comparable maturity. Additional risks of lower quality securities are described under "Additional Risk Factors" on page 10.

SHORT-TERM BOND PORTFOLIO

The investment objective of this Portfolio is to seek as high a level of current income as is consistent with preservation of capital. The Portfolio pursues its objective by investing primarily in short- and intermediate-term fixed-income securities. Under normal circumstances, it is expected that this Portfolio's dollar-weighted average portfolio effective maturity will not exceed three years.

Effective maturity is the weighted average period over which a security's principal is expected to be paid, and differs from stated maturity in that it estimates the effect of expected principal prepayments and call provisions. Targeting effective maturity provides additional flexibility in portfolio management but, all else being equal, could result in higher volatility than a fund targeting a stated maturity or maturity range. See the question and answer section below for a more detailed discussion of the Portfolio's maturity policy.

Short-Term Bond Portfolio will normally invest at least 65% of its assets in debt securities. Subject to this policy and subject to its maturity limits, the Portfolio may invest in the types of securities previously described under Flexible Income Portfolio except that the Portfolio will invest less than 35% of its net assets in high-yield/ high-risk securities and its investments in mortgage- and asset-backed securities will not exceed 25% of assets.

TYPES OF INVESTMENTS

Each Portfolio may purchase securities on a when-issued, delayed delivery or forward commitment basis. In addition, each Portfolio may use futures, options and other derivatives for hedging purposes or for non-hedging purposes, such as seeking to enhance return. See "Additional Risk Factors" on page 10. When its portfolio manager is unable to locate investment opportunities with favorable risk/reward characteristics, the cash position of any Portfolio may increase and the Portfolio may have substantial holdings of cash or cash equivalent short-term obligations. See "General Portfolio Policies" on page 9.

THE FOLLOWING QUESTIONS ARE DESIGNED TO HELP YOU BETTER UNDERSTAND AN INVESTMENT IN FLEXIBLE INCOME PORTFOLIO, HIGH-YIELD PORTFOLIO OR SHORT-TERM BOND PORTFOLIO.

HOW DO INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?
A fundamental risk associated with any fund that invests in fixed-income securities (e.g., a bond fund) is the risk that the value of the securities it holds will rise or fall as interest rates change. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. A bond fund's average-weighted maturity and its duration are measures of how the portfolio may react to interest rate changes. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

JANUS ASPEN SERIES PROSPECTUS - RETIREMENT SHARES

WHAT IS MEANT BY A PORTFOLIO'S "AVERAGE-WEIGHTED EFFECTIVE MATURITY"?
The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor, such as a Portfolio. Some types of bonds, such as mortgage-backed securities and securities with call provisions, may also have an "effective maturity" that is shorter than the stated date. With respect to GNMA securities and other mortgage-backed securities, effective maturity is likely to be substantially less than the stated maturities of the mortgages in the underlying pools. With respect to obligations with call provisions, effective maturity is typically the next call date on which the obligation reasonably may be expected to be called. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Dollar-weighted effective maturity is calculated by averaging the effective maturity of bonds held by a Portfolio with each effective maturity "weighted" according to the percentage of net assets that it represents.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

WHAT IS MEANT BY A PORTFOLIO'S "DURATION"?
A bond's duration indicates the time it will take an investor to recoup his investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond fund is calculated by averaging the duration of bonds held by a Portfolio with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, a Portfolio's duration is usually shorter than its average maturity.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

HOW DO FLEXIBLE INCOME PORTFOLIO, HIGH-YIELD PORTFOLIO AND SHORT-TERM BOND PORTFOLIO MANAGE INTEREST RATE RISK?
Each of these  Portfolios  may vary the
average-weighted maturity of its portfolio to reflect its portfolio manager's analysis of interest rate trends and other factors. A Portfolio's average-weighted maturity will tend to be shorter when its portfolio manager expects interest rates to rise and longer when its portfolio manager expects interest rates to fall. The Portfolios may also use futures, options and other derivatives to manage interest rate risk. See "Additional Risk Factors" on page 10.

                            Primary                               Interest Rate
                            Investment Type       Credit Risk     Risk
--------------------------------------------------------------------------------
Flexible Income Portfolio   Corporate Bonds       High            High
--------------------------------------------------------------------------------
High-Yield Portfolio        Corporate Bonds       Highest         Moderate
--------------------------------------------------------------------------------
Short-Term Bond Portfolio   Corporate Bonds       Moderate        Low
--------------------------------------------------------------------------------

WHAT IS MEANT BY "CREDIT QUALITY"?
Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

HOW IS CREDIT QUALITY MEASURED?
Ratings published by nationally recognized rating agencies such as Standard & Poor's and Moody's are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated bonds generally pay higher yields to compensate investors for the associated risk. Please refer to Appendix B for a description of rating categories.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

WHAT IS A HIGH-YIELD/ HIGH-RISK SECURITY?
A high-yield security (also called a "junk" bond) is a debt security rated below investment grade by major rating agencies (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's) or an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

WHAT RISKS DO HIGH-YIELD/HIGH-RISK SECURITIES PRESENT?
High-yield/high-risk securities are often considered to be more speculative and involve greater risk of default or price changes due to changes in economic and industry conditions and the issuer's creditworthiness. Their market prices tend to fluctuate more than higher quality securities as a result of changes in these factors.

The default rate of lower quality debt securities is likely to be higher when issuers have difficulty meeting projected goals or obtaining additional financing. This could occur during economic recessions or periods of high interest rates. In addition, there may be a smaller market for lower quality securities than for higher quality securities, making lower quality securities more difficult to sell promptly at an acceptable price.

The junk bond market can experience sudden and sharp price swings. Because Flexible Income portfolio and High-Yield Portfolio may invest a significant portion of their portfolios in high-yield/high-risk securities, investors in such Portfolios should be willing to tolerate a corre-sponding increase in the risk of significant and sudden changes in net asset value.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

HOW DO THE FLEXIBLE INCOME PORTFOLIO, HIGH-YIELD PORTFOLIO AND SHORT-TERM BOND PORTFOLIO DIFFER FROM EACH OTHER?
The chart above shows that these Portfolios

JANUS ASPEN SERIES PROSPECTUS - RETIREMENT SHARES differ in terms of the type, credit quality and interest rate risk of the securities in which they invest.

GENERAL PORTFOLIO POLICIES OF PORTFOLIOS OTHER THAN MONEY MARKET PORTFOLIO

Unless otherwise stated, each of the following policies applies to all of the Portfolios other than the Money Market Portfolio. The percentage limitations included in these policies and elsewhere in this Prospectus apply only at the time of purchase of the security. For example, if a Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

CASH POSITION
When a Portfolio's manager believes that market conditions are not favorable for profitable investing or when the portfolio manager is otherwise unable to locate favorable investment opportunities, a Portfolio's investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Portfolios do not always stay fully invested in stocks and bonds. Cash or similar investments are a residual they represent the assets that remain after a portfolio manager has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions of the Portfolios may vary significantly. Larger hedged positions and/or larger cash positions may serve as a means of preserving capital in unfavorable market conditions.

Securities that the Portfolios may invest in as means of receiving a return on idle cash include high-grade commercial paper, certificates of deposit, repurchase agreements or other short-term debt obligations. The Portfolios may also invest in money market funds (including funds managed by Janus Capital). When a Portfolio's investments in cash or similar investments increase, a Portfolio may not participate in stock or bond market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

DIVERSIFICATION
The Investment Company Act of 1940 (the "1940 Act") classifies investment companies as either diversified or nondiversified. All of the Portfolios (except Aggressive Growth Portfolio) qualify as diversified funds under the 1940 Act. The Portfolios are subject to the following diversification requirements:

o As a fundamental policy, no Portfolio may own more than 10% of the outstanding voting shares of any issuer.

o As a fundamental policy, with respect to 50% of the total assets of Aggressive Growth Portfolio and 75% of the total assets of the other Portfolios, no Portfolio will purchase a security of any issuer (other than cash items and U.S. government securities, as defined in the 1940 Act) if such purchase would cause a Portfolio's holdings of that issuer to amount to more than 5% of that Portfolio's total assets.

o No Portfolio will invest more than 25% of its total assets in a single issuer (other than U.S. government securities).

o Aggressive Growth Portfolio reserves the right to become a diversified portfolio by limiting the investments in which more than 5% of its total assets are invested.

INTERNAL REVENUE SERVICE (IRS) LIMITATIONS

In addition to the diversification requirements stated above, because a class of shares of the Portfolios are sold in connection with variable insurance contracts, each Portfolio intends to comply with the diversification requirements currently imposed by the IRS on separate accounts of insurance companies as a condition of maintaining the tax-deferred status of variable contracts.

INDUSTRY CONCENTRATION
As a fundamental policy, no Portfolio will invest 25% or more of its total assets in any particular industry (excluding U.S. government securities).

PORTFOLIO TURNOVER
Each Portfolio generally intends to purchase securities for long-term investment rather than short-term gains. However, short-term transactions may result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the initial investment decision. Changes are made in a Portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

To a limited extent, a Portfolio may purchase securities in anticipation of relatively short-term price gains. A Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Certain tax rules may restrict the Portfolios' ability to engage in short-term trading if a security has been held for less than three months.

ILLIQUID INVESTMENTS
Each Portfolio may invest up to 15% of its net assets in illiquid investments, including restricted securities or private placements that are not deemed to be liquid by Janus Capital. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. Some securities cannot be sold to the U.S. public because of their terms or because of SEC regulations. Janus Capital will follow guidelines established by the Trustees of the Trust ("Trustees") in making liquidity determinations for Rule 144A securities and other securities, including privately placed commercial paper and municipal lease obligations.

BORROWING AND LENDING
Each Portfolio may borrow money and lend securities or other assets, as follows:

o Each Portfolio may borrow money for temporary or emergency purposes in amounts up to 25% of its total assets.

o Each Portfolio may mortgage or pledge securities as security for borrowings in amounts up to 15% of its net assets.

o As a fundamental policy, each Portfolio may lend securities or other assets if, as a result, no more than 25% of its total assets would be lent to other parties.

Each Portfolio intends to seek permission from the SEC to borrow money from or lend money to each other and other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above percentage limits. There


JANUS ASPEN SERIES PROSPECTUS - RETIREMENT SHARES is no assurance that such permission will be granted.

ADDITIONAL RISK FACTORS OF PORTFOLIOS OTHER THAN MONEY MARKET PORTFOLIO

FOREIGN SECURITIES

INVESTMENTS IN FOREIGN SECURITIES, INCLUDING THOSE OF FOREIGN GOVERNMENTS, INVOLVE GREATER RISKS THAN INVESTING IN COMPARABLE DOMESTIC SECURITIES.

Securities of some foreign companies and governments may be traded in the United States, but many foreign securities are traded primarily in foreign markets. The risks of foreign investing include:

o Currency Risk. A Portfolio may buy the local currency when it buys a foreign currency denominated security and sell the local currency when it sells the security. As long as a Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Portfolio sells a foreign security, its value may be worth less in U.S. dollars even though the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

o Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in underdeveloped or developing countries which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Portfolio's assets from that country. The Portfolios may invest in emerging market countries. Emerging market countries involve greater risks such as immature economic structures, national policies restricting investments by foreigners, and different legal systems.

o Regulatory Risk. There may be less government supervision of foreign markets. Foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers. There may be less publicly available information about foreign issuers than domestic issuers.

o Market Risk. Foreign securities markets, particularly those of underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

o  Transaction   Costs.   Transaction   costs  of  buying  and  selling  foreign
   securities, including brokerage, tax and custody costs, are generally higher than those involved in domestic transactions.

Foreign securities purchased indirectly (e.g., depositary receipts) are subject to many of the above risks, including currency risk, because their values depend on the performance of a foreign security denominated in its home currency.

INVESTMENTS IN SMALLER COMPANIES

SMALLER OR NEWER COMPANIES MAY SUFFER MORE SIGNIFICANT LOSSES AS WELL AS REALIZE MORE SUBSTANTIAL GROWTH THAN LARGER OR MORE ESTABLISHED ISSUERS.

Smaller or newer companies may lack depth of management, they may be unable to generate funds necessary for growth or potential development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may be subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, and may be subject to wider price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS
Each Portfolio may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts ("futures contracts") and may invest in options on securities, financial indices and foreign currencies ("options"), forward contracts and interest rate swaps and swap-related products (collectively "derivative instruments"). The Portfolios intend to use most derivative instruments primarily to hedge against potential adverse movements in securities prices, foreign currency markets or interest rates. To a limited extent, the Portfolios may also use derivative instruments for non-hedging purposes such as seeking to increase a Portfolio's income or otherwise seeking to enhance return. Please refer to Appendix A to this Prospectus and the SAI for a more detailed discussion of these instruments.

The  use  of  derivative   instruments  exposes  the  Portfolios  to  additional
investment risks and transaction costs. Risks inherent in the use of derivative instruments include:

o the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates;

o imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged;

o the fact that skills needed to use these strategies are different from those needed to select portfolio securities;

o inability to close out certain hedged positions to avoid adverse tax consequences;

o the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctu-

JANUS ASPEN SERIES PROSPECTUS - RETIREMENT SHARES ation limits, either of which may make it difficult or impossible to close out a position when desired;

o leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than a Portfolio's initial investment in that instrument (in some cases, the potential loss is unlimited); and

o particularly in the case of privately-negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave a Portfolio worse off than if it had not entered into the position.

Although the Portfolios believe the use of derivative instruments will benefit the Portfolios, a Portfolio's performance could be worse than if the Portfolio had not used such instruments if the portfolio manager's judgement proves incorrect.

When a Portfolio invests in a derivative instrument, it may be required to segregate cash and other liquid assets or certain portfolio securities with its custodian to "cover" the Portfolio's position. Assets segregated or set aside generally may not be disposed of so long as the Portfolio maintains the positions requiring segregation or cover. Segregating assets could diminish the Portfolio's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

HIGH-YIELD/HIGH-RISK SECURITIES

HIGH-YIELD/HIGH-RISK SECURITIES (OR "JUNK" BONDS) ARE DEBT SECURITIES RATED BELOW INVESTMENT GRADE BY THE PRIMARY RATING AGENCIES (SUCH AS STANDARD & POOR'S AND MOODY'S).

The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower rated securities. Issuers of high-yield/high-risk securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investments.

Issuers of high-yield/high-risk securities are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing, particularly if the issuer is highly leveraged. In the event of a default, a Portfolio would experience a reduction of its income and could expect a decline in the market value of the defaulted securities.

The market for lower quality securities is generally less liquid than the market for higher quality securities. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower quality securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market as rated securities. Sovereign debt of foreign governments is generally rated by country. Because these ratings to not take into account individual factors relevant to each issue and may not be updated regularly, Janus Capital may treat such securities as unrated debt.

The market prices of high-yield/high-risk securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes and tend to be more volatile than securities which pay interest periodically. In addition, zero coupon, pay-in-kind and delayed interest bonds often do not pay interest until maturity. However, the Portfolios must recognize a computed amount of interest income and pay dividends to shareholders even though it has received no cash. In some instances, the Portfolios may have to sell securities to have sufficient cash to pay the dividends.

Please refer to Appendix B for a description of bond rating categories.

SHORT SALES
Each Portfolio may engage in "short sales against the box." This technique involves selling either a security that a Portfolio owns, or a security equivalent in kind and amount that a Portfolio has the right to obtain, for delivery at a specified date in the future. Each Portfolio will enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities or to defer an unrealized gain. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolio lose the opportunity to participate in the gain.

SPECIAL SITUATIONS
Each Portfolio may invest in "special situation" from time to time. A special situation arises when, in the opinion of a Portfolio's manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

See Appendix A for risks associated with certain other investments.


JANUS ASPEN SERIES PROSPECTUS - RETIREMENT SHARES

MONEY MARKET PORTFOLIO IS DESIGNED FOR INVESTORS WHO PRIMARILY SEEK MAXIMUM CURRENT INCOME TO THE EXTENT CONSISTENT WITH STABILITY OF CAPITAL.

MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio's investment objective is to seek maximum current income to the extent consistent with stability of capital. There can be no assurance that the Portfolio will achieve its investment objective or be able to maintain a stable net asset value of $1.00 per share.

INVESTMENT POLICIES

The Portfolio will invest only in eligible high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital, the Portfolio's investment adviser, pursuant to procedures adopted by the Trustees. The Portfolio may invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act) and will maintain a dollar-weighted average portfolio maturity of 90 days or less.

Except to the limited extent permitted by Rule 2a-7 and except for U.S. Government Securities (as defined below), the Portfolio will not invest more than 5% of its total assets in the securities of any one issuer. A guarantor is not considered an issuer for the purpose of this limit, provided that the value of all securities held by the Portfolio that are issued or guaranteed by that institution shall not exceed 10% of the Portfolio's total assets. The Portfolio may not invest more than 25% of its total assets in any one industry, except that this limit does not apply to U.S. Government Securities, bank obligations or municipal securities. To ensure adequate liquidity, the Portfolio may not invest more than 10% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days (unless subject to a demand feature) and certain time deposits that are subject to early withdrawal penalties and mature in more than seven days. Janus Capital determines and monitors the liquidity of portfolio securities under the supervision of the Trustees.

Ratings. High quality money market instruments include those that (i) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in one of the two highest rating categories for short-term debt by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO or (ii) are otherwise unrated and determined by Janus Capital to be of comparable quality. The Portfolio will invest at least 95% of its total assets in securities in the highest rating category (as determined pursuant to Rule 2a-7). Descriptions of the rating categories of Standard & Poor's, Moody's and certain other NRSROs are contained in Appendix B. A further description of the Money Market Portfolio's investment policies is included in the Money Market Portfolio's SAI.

Although the Portfolio only invests in high quality money market instruments, an investment in the Portfolio is subject to risk even if all securities in its portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities, can change in value as a result of changes in interest rates, the issuer's actual or perceived creditworthiness or the issuer's ability to meet its obligations.

TYPES OF INVESTMENTS

The Portfolio pursues its objective by investing primarily in high quality debt obligations and obligations of financial institutions. It may invest to a lesser degree in U.S. Government Securities and municipal securities.

Debt Obligations. The Portfolio may invest in debt obligations of domestic issuers, including commercial paper (short-term promissory notes issued by companies to finance their, or their affiliates', current obligations), notes and bonds, and variable amount master demand notes. The payment obligations on these instruments may be backed by securities, swap agreements or other assets, by a guarantee of a third party or solely by the unsecured promise of the issuer to make payments when due. The Portfolio may invest in privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 (the "1933 Act") or the availability of an appropriate exemption therefrom. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Obligations of Financial Institutions. The Portfolio may invest in obligations of financial institutions. Examples of obligations in which it may invest include negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks

JANUS ASPEN SERIES PROSPECTUS - RETIREMENT SHARES

(including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Portfolio may also invest in Eurodollar and Yankee bank obligations as discussed below.

Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Portfolio but may be subject to early withdrawal penalties that could reduce the Portfolio's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

Eurodollar or Yankee Obligations. The Portfolio may invest in Eurodollar and Yankee bank obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities. The Portfolio may invest without limit in U.S. Government Securities. U.S. Government Securities shall have the meaning set forth in the 1940 Act. The 1940 Act defines U.S. Government Securities to include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. U.S. Government Securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government Securities. U.S. Government Securities in which the Portfolio may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association. In addition, U.S. Government Securities in which the Portfolio may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. government.

Municipal Securities. The municipal securities in which the Portfolio may invest include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for the issuer's short-term capital needs and generally have maturities of 397 days or less. The Portfolio may also invest in high quality participation interests in municipal securities. A more detailed description of various types of municipal securities is contained in Appendix B in the SAI.

Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978, as amended. Therefore, the possibility exists that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

Participation Interests. The Portfolio may invest in participation interests in any type of security in which the Portfolio may invest. A participation interest gives a Portfolio an undivided interest in the underlying securities in the proportion that the Portfolio's participation interest bears to the total principal amount of the underlying securities. Participation interests usually carry a demand feature, as described below, backed by a letter of credit or guarantee of the institution that issued the interests permitting the holder to tender them back to the institution.

Demand Features. The Portfolio may invest in securities that are subject to puts and stand-by commitments ("demand features"). Demand features give the Portfolio the right to resell securities at specified periods prior to their maturity dates to the seller or to some third party at an agreed-upon price or yield. Securities with demand features may involve certain expenses and risks, including the inability of the issuer


JANUS ASPEN SERIES PROSPECTUS - RETIREMENT SHARES
of the instrument to pay for the securities at the time the instrument is exercised, non-marketability of the instrument and differences between the maturity of the underlying security and the maturity of the instrument. Securities may cost more with demand features than without them. Demand features can serve three purposes: to shorten the maturity of a variable or floating rate security, to enhance the instrument's credit quality and to provide a source of liquidity. Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of the Portfolio's investments may be dependent in part on the credit quality of the banks supporting its investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.

Variable and Floating Rate Securities. The securities in which the Portfolio invests may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government Securities may be purchased. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness. The rate of interest on securities purchased by the Portfolio may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Portfolio, as well as other money market rates of interest. The Portfolio will not purchase securities whose values are tied to interest rates or indicies that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities. The Portfolio may purchase fixed or adjustable rate mortgage-backed securities issued by the Government National Mortgage Association, Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation, or other governmental or government-related entities. In addition, the Portfolio may purchase other asset-backed securities, including securities backed by automobile loans, equipment leases or credit card receivables. These securities directly or indirectly represent a participation in, or are secured by and payable from, fixed or adjustable rate mortgage or other loans which may be secured by real estate or other assets. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in the Portfolio having to reinvest proceeds at a lower interest rate.

Repurchase Agreements. The Portfolio may seek additional income by entering into collateralized repurchase agreements with respect to obligations that it could otherwise purchase. Repurchase agreements are transactions in which the Portfolio purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased securities.

Reverse Repurchase Agreements. The Portfolio may enter into reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Portfolio sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. This technique will be used primarily for temporary or emergency purposes, such as meeting redemption requests.

Delayed Delivery Securities. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities so purchased are subject to market price fluctuation from the time of purchase but no interest on the securities accrues to the Portfolio until delivery and payment for the securities take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Forward commitments will be entered into only when the Portfolio has the intention of taking possession of the securities, but it may sell the securities before the settlement date if deemed advisable.

Borrowing and Lending. The Portfolio may borrow money for temporary or emergency purposes in amounts up to 25% of its total assets. It may not mortgage or pledge securities except to secure permitted borrowings. As a fundamental policy, the Portfolio will not lend securities or other assets if, as a result, more than 25% of its total assets would be lent to other parties; however, it does not currently intend to engage in securities lending. The Portfolio intends to seek permission from the SEC to borrow money from or lend money to other funds that permit such transactions and are advised by Janus Capital. There is no assurance that such permission will be granted.


JANUS ASPEN SERIES PROSPECTUS - RETIREMENT SHARES

MANAGEMENT OF THE PORTFOLIOS

TRUSTEES

The Trustees oversee the business affairs of the Trust and are responsible for major decisions relating to each Portfolio's investment objectives and policies. The Trustees delegate the day-to-day management of the Portfolios to the officers of the Trust and meet at least quarterly to review the Portfolios' investment policies, performance, expenses and other business affairs.

INVESTMENT ADVISER

Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to each of the Portfolios and is responsible for the day-to-day management of the investment portfolios and other business affairs of the Portfolios.

Janus Capital has served as investment adviser to Janus Fund since its inception in 1970 and currently serves as investment adviser to all of the Janus retail funds, as well as adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts.

Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus Capital, most of which it acquired in 1984. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

Janus Capital furnishes continuous advice and recommendations concerning each Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolios, and may be reimbursed by the Portfolios for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolios and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

Service providers to qualified plans that purchase the Shares receive fees for providing recordkeeping, subaccounting and other administrative services, as described under "Participant Administration Fee and Distribution Fee" on pages 17-18.

INVESTMENT PERSONNEL

James P. Craig, III is Chief Investment Officer of Janus Capital. He is also Executive Vice President and portfolio manager of Growth Portfolio, which he has managed since 1994. Mr. Craig previously managed Balanced Portfolio from September 1993 through April 1996. He has managed Janus Fund since 1986, Janus Venture Fund from its inception to December 1993 and Janus Balanced Fund from December 1993 through December 1995. He holds a Bachelor of Arts in Business from the University of Alabama and a Master of Arts in Finance from the Wharton School of the University of Pennsylvania.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

James P. Goff is Executive Vice President and portfolio manager of Aggressive Growth Portfolio. Mr. Goff joined Janus Capital in 1988 and has managed Janus Enterprise Fund since its inception. Mr. Goff co-managed or managed Janus Venture Fund from December 1993 to January 1997. He holds a Bachelor of Arts in Economics from Yale University and is a Chartered Financial Analyst.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

Helen Young Hayes is Executive Vice President and portfolio manager of Worldwide Growth Portfolio and International Growth Portfolio. Ms. Hayes joined Janus Capital in 1987 and has managed or co-managed Janus Worldwide Fund and Janus Overseas Fund since their inceptions. She holds a Bachelor of Arts in Economics from Yale University and is a Chartered Financial Analyst.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

Sharon S. Pichler is Executive Vice President and portfolio manager of Money Market Portfolio, which she has managed since inception. She has also managed Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund since their inception. She holds a Bachelor of Arts in Economics from Michigan State University and a Master of Business Administration from the University of Texas at San Antonio. Ms. Pichler is a Chartered Financial Analyst.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

Blaine P. Rollins is Executive Vice President and portfolio manager of Balanced Portfolio, which he has managed since May 1996. Mr. Rollins joined Janus Capital in 1990 and has managed Janus Balanced Fund since January 1996 and Janus Equity Income Fund since May 1996. He has been an assistant portfolio manager of Janus Fund since January 1995. He gained experience as a fixed-income trader and equity research analyst prior to assuming management responsibility for the Portfolio. He holds a Bachelor of Science in Finance from the University of Colorado and is a Chartered Financial Analyst.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

Sandy R.Rufenacht is Executive Vice President and portfolio manager of Short-Term Bond Portfolio, which he has managed since May 1996. He is also the co-manager of Flexible Income Portfolio and High-Yield Portfolio, which he has co-managed since January 13, 1997 and October 24, 1996, respectively. Mr. Rufenacht joined Janus Capital in 1990 and has managed Janus Intermediate Government Securities Fund


JANUS ASPEN SERIES PROSPECTUS - RETIREMENT SHARES and Janus Short-Term Bond Fund since January 1996. He is also the co-manager of Janus Flexible Income Fund and Janus High-Yield Fund. He holds a Bachelor of Arts in Business from the University of Northern Colorado.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

Ronald V. Speaker is Executive Vice President and co-manager of Flexible Income Portfolio and High-Yield Portfolio, each of which he began managing at their inception. He managed Short-Term Bond Portfolio from its inception through April 1996 and also co-manages Janus High-Yield Fund and the Janus Flexible Income Fund. Mr. Speaker joined Janus Capital in 1986. He has managed Janus Flexible Income Fund since December 1991 and previously managed each of Janus Intermediate Government Securities Fund, Janus Short-Term Bond Fund and Janus Federal Tax-Exempt Fund from inception through December 1995. He holds a Bachelor of Arts in Finance from the University of Colorado and is a Chartered Financial Analyst.

In January 1997, Mr. Speaker settled an SEC administrative action involving two personal trades made by him in January of 1993. Without admitting or denying the allegations, Mr. Speaker agreed to civil money penalty, disgorgement, and interest payments totaling $37,199 and to a 90-day suspension ending on or about April 26, 1997.

ASSISTANT PORTFOLIO MANAGERS

Laurence Chang is assistant portfolio manager of International Growth Portfolio and Worldwide Growth Portfolio. He is also assistant portfolio manager of Janus Overseas Fund and Janus Worldwide Fund. He received an undergraduate degree with honors in religion and philosophy from Dartmouth College and a Master's Degree in Political Science from Stanford University. He is a Chartered Financial Analyst.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

David Decker is an assistant portfolio manager of the Growth Portfolio. He is also assistant portfolio manager of Janus Fund. He is Executive Vice President and portfolio manager of Janus Special Situations Fund. Mr. Decker received a Masters of Business Administration in Finance from the Fuqua School of Business at Duke University and a Bachelor's Degree in Economics and Political Science from Tufts University. He is a Chartered Financial Analyst.

PERSONAL INVESTING
Janus Capital does not permit portfolio managers to purchase and sell securities for their own accounts, except under the limited exceptions contained in Janus Capital's policy governing personal investing. Janus Capital's policy requires investment and other personnel to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Portfolios or Janus Capital's other advisory clients. See the SAI for more detailed information.

PORTFOLIO TRANSACTIONS

Purchases and sales of securities on behalf of each Portfolio are executed by broker-dealers selected by Janus Capital. Broker-dealers are selected on the basis of their ability to obtain best price and execution for a Portfolio's transactions and recognizing brokerage, research and other services provided to the Portfolio and to Janus Capital. Janus Capital may also consider payments made by brokers effecting transactions for a Portfolio i) to the Portfolio or
ii) to other persons on behalf of the Portfolio for services provided to the Portfolio for which it would be obligated to pay. The Trustees have authorized Janus Capital to place portfolio transactions on an agency basis with a broker-dealer affiliated with Janus Capital. When transactions for a Portfolio are effected with that broker-dealer, the commissions payable by the Portfolio are credited against certain Portfolio operating expenses serving to reduce those expenses. The SAI further explains the selection of broker-dealers.


JANUS ASPEN SERIES PROSPECTUS - RETIREMENT SHARES

BREAKDOWN OF MANAGEMENT EXPENSES AND EXPENSE LIMITS

Each Portfolio pays Janus Capital a management fee which is accrued daily. The advisory agreement with each Portfolio spells out the management fee and other expenses that the Portfolios must pay. Each of the Portfolios is subject to the following management fee schedule (expressed as an annual rate):


                                                       Average Daily Net      Annual Rate        Expense Limit
         Fee Schedule                                  Assets of Portfolio    Percentage (%)     Percentage (%)**
         ---------------------------------------------------------------------------------------------------------------------------
         Growth Portfolio                              First $ 30 Million     1.00*              N/A
         Aggressive Growth Portfolio                   Next $270 Million       .75
         International Growth Portfolio***             Next $200 Million       .70
         Worldwide Growth Portfolio                    Over $500 Million       .65
         Balanced Portfolio
         ---------------------------------------------------------------------------------------------------------------------------
         Flexible Income Portfolio                     First $300 Million      .65               1.00
                                                       Over $300 Million       .55
         ---------------------------------------------------------------------------------------------------------------------------
         High-Yield Portfolio                          First $300 Million      .75               1.00
                                                       Over $300 Million       .65
         ---------------------------------------------------------------------------------------------------------------------------
         Short-Term Bond Portfolio                     First $300 Million      .65                .65
                                                       Over $300 Million       .55
         ---------------------------------------------------------------------------------------------------------------------------
         Money Market Portfolio                        All asset levels        .25                .50
         ---------------------------------------------------------------------------------------------------------------------------

           *Janus Capital has agreed to reduce each Portfolio's advisory fee to the extent that such fee exceeds the effective rate of the Janus retail fund corresponding to such Portfolio. Janus Capital may terminate this fee reduction or any of the expense limitations set forth above at any time upon at least 90 days' notice to the Trustees. The effective rate is the advisory fee calculated by the corresponding retail fund as of the last day of each calendar quarter (expressed as an annual rate). The effective rate of Janus Fund, Janus Enterprise Fund, Janus Overseas Fund, Janus Worldwide Fund and Janus Balanced Fund were ___%, ___%, ___%, ___%, and ___%, respectively, for the quarter ended March 31, 1997.
          **The Distribution Fee and Participant Administration Fee described on pages 17-18 are not included in the expense limit.
         ***Janus Capital has reduced the expense limit of International  Growth
            Portfolio to 1.25% of average net assets through at least April 30, 1998.

Differences in the actual management fees incurred by the Portfolios are due primarily to variances in the asset sizes of the corresponding retail funds. As asset size increases, the annual rate of the management fee declines in accordance with the above schedule (except for the Money Market Portfolio). In addition, the Shares of each Portfolio incur expenses not assumed by Janus Capital, including the participant administration fee and distribution fee described above, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

OTHER SERVICE PROVIDERS

The following parties provide the Portfolios with administrative and other services.

CUSTODIAN FOR PORTFOLIOS OTHER
THAN MONEY MARKET PORTFOLIO
STATE STREET BANK AND TRUST COMPANY
P.O. Box 0351
Boston, Massachusetts 02117-0351

CUSTODIAN FOR
MONEY MARKET PORTFOLIO
United Missouri Bank, N.A.
P.O. Box 419226
Kansas City, Missouri 64141-6226

TRANSFER AGENT
Janus Service Corporation
P.O. Box 173375
Denver, Colorado 80217-3375

DISTRIBUTOR
Janus Distributors, Inc.
100 Fillmore Street
Denver, Colorado 80206-4928

Janus  Service  Corporation  and  Janus  Distributors,   Inc.  are  wholly-owned
subsidiaries of Janus Capital.

PARTICIPANT ADMINISTRATION FEE
AND DISTRIBUTION FEE

PARTICIPANT ADMINISTRATION FEE
Janus Service Corporation ("Janus Service"), the Trust's transfer agent, receives a participant administration fee at an annual rate of up to .25% of the average daily net assets of the Shares of each Portfolio for providing or procuring recordkeeping, subaccounting and other administrative services to plan participants who invest in the Shares. Janus Service expects to use this fee to compensate qualified plan service providers of these services.


JANUS ASPEN SERIES PROSPECTUS - RETIREMENT SHARES

DISTRIBUTION FEE
Under a distribution and service plan ("Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors, Inc. ("JDI"), the distributor of the Shares, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to JDI for remittance to qualified plan service providers as compensation for distribution and shareholder servicing performed by such service providers. The Plan permits the compensation of such service providers at an annual rate of up to .25% of the average daily net assets of the Shares of a Portfolio for activities which are primarily intended to result in sales of the Shares, including but not limited to preparing, printing and distributing prospectuses, SAIs, shareholder reports, and educational materials to prospective and existing plan participants; responding to inquiries by qualified plan participants; receiving and answering correspondence; and similar activities.

OTHER INFORMATION

ORGANIZATION
The Trust is a "mutual fund" that was organized as a Delaware business trust on May 20, 1993. A mutual fund is an investment vehicle that pools money from numerous investors and invests the money to achieve a specified objective. The Trust offers Shares in eleven separate series, nine of which are offered by this Prospectus.

Each Portfolio currently offers two classes of shares, one of which, the Retirement Shares are offered pursuant to this Prospectus. The Shares offered by this prospectus are available only to participant directed qualified plans using plan service providers that are compensated for providing distribution and/or recordkeeping and other administrative services provided to plan participants. Institutional Shares of each Portfolio are available only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Institutional Shares, please call 1-800-525-0020.

SHAREHOLDER MEETINGS
AND VOTING RIGHTS
The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called for a specific class or Portfolio or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by each class or Portfolio, only if a matter affects or requires the vote of only that class or Portfolio or the interest of a class or Portfolio in the matter differs from the interest of the other class or Portfolios of the Trust. As a shareholder, you are entitled to one vote for each share that you own.

CONFLICTS OF INTEREST
The Shares offered by this prospectus are available only to certain qualified plans. Institutional Shares of the Portfolios (offered through a separate prospectus) are available to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital, as well as certain qualified retirement plans. Although the Portfolios currently do not anticipate any disadvantages to policy owners or plan participants will develop arising out of the fact that each Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any anticipated disadvantages or material irreconcilable conflicts to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or plans to withdraw its investments in one or more Portfolios. If this occurs, a Portfolio may be forced to sell securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of any Portfolio to any separate account or qualified plan or may suspend or terminate the offering of a Portfolio's shares if such action is required by law or regulatory authority or is in the best interests of that Portfolio's shareholders.

MASTER/FEEDER OPTION
The Trust may in the future seek to achieve any Portfolio's investment objective by investing all of that Portfolio's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to that Portfolio. It is expected that any such investment company would be managed by Janus Capital in substantially the same manner as the existing Portfolio. The initial shareholder(s) of each Portfolio voted to vest the authority to convert to a master/feeder structure in the sole discretion of the Trustees. No further approval of the shareholders of the Portfolios is required. You will receive at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of a Portfolio and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although management of the Portfolios believes the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that


JANUS ASPEN SERIES PROSPECTUS - RETIREMENT SHARES costs will be materially reduced if this option is implemented.

THE VALUATION OF SHARES
The net asset value ("NAV") of the Shares of a Portfolio is determined at the close of the regular trading session of the New York Stock Exchange (the "NYSE") (normally 4:00 p.m., New York time) each day that the NYSE is open. NAV per Share is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding.

For the Portfolios other than the Money Market Portfolio, securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

For the Money Market Portfolio, portfolio securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of the portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the Share's NAV to reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.


oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

PERFORMANCE TERMS

This section will help you understand various terms that are commonly used to describe a Portfolio's performance. You may see references to these terms in our newsletters or advertisements and in media articles. Newsletters and advertisements may include comparisons of a Portfolio's performance to the performance of other mutual funds, mutual fund averages or recognized stock market indices. Growth Portfolio, Aggressive Growth Portfolio, International Growth Portfolio, Worldwide Growth Portfolio and Balanced Portfolio generally measure performance in terms of total return, while Flexible Income Portfolio, High-Yield Portfolio, Short-Term Bond Portfolio, and Money Market Portfolio generally use yield.

Cumulative total return represents the actual rate of return on an investment for a specified period. Cumulative total return is generally quoted for more than one year (e.g., the life of a Portfolio). A cumulative total return does not show interim fluctuations in the value of an investment.

Average annual total return represents the average annual percentage change of an investment over a specified period. It is calculated by taking the cumulative total return for the stated period and determining what constant annual return would have produced the same cumulative return. Average annual returns for more than one year tend to smooth out variations in a Portfolio's return and are not the same as actual annual results.

Yield shows the rate of income the Shares earn on investments as a percentage of the Share price. It is calculated by dividing net investment income for a 30-day period (7-day period for Money Market Portfolio) by the average number of Shares entitled to receive dividends and dividing the result by the Share's NAV at the end of such period. Yield does not include changes in NAV.

Yields are calculated according to standardized SEC formulas and may not equal the income on an investor's account. Yield is usually quoted on an annualized basis. An annualized yield represents the amount you would earn if you remained in a Portfolio for a year and the Shares of that Portfolio continued to have the same yield for the entire year.

Effective yield is similar to yield in that it is calculated over the same time frame, but instead the net investment income is compounded and then annualized. Due to the compounding effect, the effective yield will normally be higher than the yield.

PORTFOLIO  PERFORMANCE FIGURES ARE BASED UPON HISTORICAL RESULTS AND
ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. INVESTMENT RETURNS AND NET ASSET VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


JANUS ASPEN SERIES PROSPECTUS - RETIREMENT SHARES

DISTRIBUTIONS AND TAXES

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
DISTRIBUTIONS
     To avoid taxation of the Portfolios, the Internal Revenue Code requires each Portfolio to distribute net income and any net gains realized by its investments annually. Income from dividends and interest and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Net realized long-term gains, if any, are paid to shareholders as capital gains distributions.

PORTFOLIOS OTHER THAN
MONEY MARKET PORTFOLIO
Each class of each Portfolio, other than Money Market Portfolio, makes semiannual distributions in June and December of substantially all of its investment income and an annual distribution in June of its net realized capital gains, if any. All dividends and capital gains distributions from Shares of a Portfolio will automatically be reinvested into additional Shares of that Portfolio.

HOW DISTRIBUTIONS  AFFECT NAV
Distributions are paid to shareholders as of the record date of the distribution of a Portfolio, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the daily NAV of a Portfolio's Shares. The Share price drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Shares of Growth Portfolio declared a dividend in the amount of $0.25 per share. If the price of Growth Portfolio's Shares was $10.00 on December 30, the Share price on December 31 would be $9.75, barring market fluctuations.

MONEY MARKET PORTFOLIO
For the Shares of Money Market Portfolio, dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends for those days are declared at the end of the preceding month and distributed on the first business day of the month. All distributions will be automatically reinvested in Shares of the Portfolio.


oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
TAXES

TAXES ON DISTRIBUTIONS
Because the Shares may be purchased only through qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of a Portfolio will be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 591/2, a 10% penalty tax. The tax status of your investment in the Shares depends on the features of your qualified plan. For further information, contact your plan sponsor.

TAXATION OF THE PORTFOLIOS

Dividends, interest and some capital gains received by the Portfolios on foreign securities may give rise to withholding and other taxes imposed by foreign countries. It is expected that foreign taxes paid by the Portfolios will be treated as expenses of the Portfolios. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Portfolios do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. In addition, because a class of shares of each Portfolio are sold in connection with variable annuity contracts and variable life insurance contracts, each Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.


JANUS ASPEN SERIES PROSPECTUS - RETIREMENT SHARES

SHAREHOLDER'S GUIDE

INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIOS DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH QUALIFIED RETIREMENT PLANS. REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO SELECT SPECIFIC PORTFOLIOS AS INVESTMENT OPTIONS FOR A QUALIFIED PLAN.

PURCHASES

Purchases of Shares may be made only by qualified plans. Refer to your plan documents for information on how to invest in the Shares each Portfolio.

All investments in the Portfolios are credited to a qualified plan immediately upon acceptance of the investment by a Portfolio. Investments will be processed at the NAV next determined after an order is received and accepted by a Portfolio.

Each Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of a Portfolio. Any Portfolio may discontinue sales of its shares if management believes that a substantial further increase may adversely affect that Portfolio's ability to achieve its investment objective. In such event, however, it is anticipated that existing plan participants invested in that Portfolio would be permitted to continue to authorize investment in such Portfolio and to reinvest any dividends or capital gains distributions. The Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status under the Internal Revenue Code.

REDEMPTIONS

Redemptions, like purchases, may be effected only through qualified plans. Please refer to the appropriate plan documents for details.

Shares of any Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio. Redemption proceeds will normally be wired to the qualified plan the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

SHAREHOLDER COMMUNICATIONS

Plan participants will receive annual and semiannual reports including the financial statements of the Shares of the Portfolios that they have authorized for investment. Each report will show the investments owned by each Portfolio and the market values thereof, as well as other information about the Portfolios and their operations. The Trust's fiscal year ends December 31.


JANUS ASPEN SERIES PROSPECTUS - RETIREMENT SHARES

APPENDIX A

GLOSSARY OF INVESTMENT TERMS

This glossary provides a more detailed description of some of the types of securities and other instruments in which the non-Money Market Portfolios may invest. These Portfolios may invest in these instruments to the extent permitted by their investment objective and policies. The Portfolios are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I. EQUITY AND DEBT SECURITIES

Bonds are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value) at a specified maturity and to make scheduled interest payments.

Commercial paper is a short-term debt
obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. For example, the Portfolios may purchase commercial paper issued under Section 4(2) of the Securities Act of 1933.

Common stock represents a share of ownership in a company and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/High-risk securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard &Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Passive foreign investment compa nies (PFICs) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. Income tax regulations may require the Portfolios to recognize income associated with the PFIC prior to the actual receipt of any such income.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase agreements involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests or for other temporary or emergency purposes.

Rule 144A securities are securities that are not registered for sale to the general public under the Securities Act of 1933, but may be resold to certain institutional investors.

Standby commitments are obligations purchased by a Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

Step coupon bonds are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds are generally long-term  securities that are coupled with


JANUS ASPEN SERIES PROSPECTUS - RETIREMENT SHARES an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

U.S. government securities include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

When-issued, delayed delivery and forward transactions generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolios do not earn interest on such securities until settlement and bear the risk of market value fluctuations between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

Zero coupon bonds are debt securities that do not pay interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable securities.

II. FUTURES, OPTIONS
AND OTHER DERIVATIVES

Forward contracts are contracts to purchase or sell a specified amount of property for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolios may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. They may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolios may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Portfolios may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Inverse floaters are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolios may purchase and write put and call options on securities, securities indices and foreign currencies.


JANUS ASPEN SERIES PROSPECTUS - RETIREMENT SHARES

APPENDIX B

EXPLANATION OF RATING CATEGORIES

The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although the adviser considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S RATINGS SERVICES

Bond Rating                   Explanation
--------------------------------------------------------------------------------
Investment Grade
AAA                           Highest rating;  extremely  strong capacity to pay
                              principal and interest.
AA                            High   quality;   very  strong   capacity  to  pay
                              principal and interest.
A                             Strong  capacity to pay  principal  and  interest;
                              somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.

BBB                           Adequate  capacity to pay  principal and interest;
                              normally exhibit adequate  protection  parameters,
                              but  adverse   economic   conditions  or  changing
                              circumstances  more  likely to lead to a  weakened
                              capacity to pay  principal  and interest  than for
                              higher rated bonds.
Non-Investment
Grade BB,  B,                 Predominantly  speculative  with  respect  to  the
CCC, CC, C                    issuer's  capacity to meet  required  interest and
                              principal   payments.   BB  -  lowest   degree  of
                              speculation;   C   -   the   highest   degree   of
                              speculation.      Quality      and      protective
                              characteristics  outweighed by large uncertainties
                              or major risk exposure to adverse conditions.
D                             In default.
--------------------------------------------------------------------------------

MOODY'S INVESTORS SERVICE, INC.
Investment Grade
Aaa                           Highest  quality,  smallest  degree of  investment
                              risk.
Aa                            High  quality;   together  with  Aaa  bonds,  they
                              compose the high-grade  bond group.
A                             Upper-medium  grade  obligations;  many  favorable
                              investment     attributes.
Baa Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
Non-Investment Grade
Ba                            More   uncertain,   with   speculative   elements.
                              Protection of interest and principal payments not well safeguarded during good and bad times.
B                             Lack  characteristics  of  desirable   investment;
                              potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
Caa Poor standing, may be in default; elements of danger with respect to principal or interest payments.
Ca Speculative in a high degree; could be in default or have other marked shortcomings.
C                             Lowest-rated;  extremely  poor  prospects  of ever
                              attaining investment standing.
--------------------------------------------------------------------------------
Unrated securities will be treated as noninvestment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

SECURITIES HOLDINGS BY RATING CATEGORY

During the fiscal year ended December 31, 1996, the percentage of securities holdings for the Flexible Income Portfolio and High-Yield Portfolio by rating category based upon a weighted monthly average was:


              Bonds - S&P Rating                   Flexible Income Portfolio              High-Yield Portfolio
              AAA                                            ___%                                 ___%
              AA                                             ___%                                 ___%
              A                                              ___%                                 ___%
              BBB                                            ___%                                 ___%
              BB                                             ___%                                 ___%
              B                                              ___%                                 ___%
              CCC                                            ___%                                 ___%
              CC                                             ___%                                 ___%
              C                                              ___%                                 ___%
              Preferred Stock                                ___%                                 ___%
              Cash and Options                               ___%                                 ___%
              ----------------------------------------------------------------------------------------------------------------------
              TOTAL                                          100%                                 100%
              ----------------------------------------------------------------------------------------------------------------------

              No other Portfolio held 5% or more of its assets in bonds rated below investment grade for the fiscal year ended December 31, 1996.

JANUS ASPEN SERIES PROSPECTUS - RETIREMENT SHARES

                      This page intentionally left blank.

                    100 Fillmore Street
                    Denver, Colorado 80206-4928
                    (800) 525-3713

[LOGO]              Funds distributed by Janus Distributors, Inc.

                    Member NASD.

INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                              SUBJECT TO COMPLETION
                  PRELIMINARY PROSPECTUS DATED FEBRUARY 13,1997
CONTENTS

--------------------------------------------------------------------------------
THE PORTFOLIO AT A GLANCE
Brief description of the Portfolio ........................................... 1

--------------------------------------------------------------------------------
EXPENSE INFORMATION
 ............................................................................. 1

--------------------------------------------------------------------------------
THE PORTFOLIO IN DETAIL
The Portfolio's Investment
   Objective and Policies .....................................................2
General Portfolio Policies ....................................................3
Additional Risk Factors .......................................................4

--------------------------------------------------------------------------------
MANAGEMENT OF THE PORTFOLIO
Investment Adviser and
   Portfolio Manager ..........................................................6
Portfolio Transactions ........................................................6
Management Expenses ...........................................................7
Other Service Providers .......................................................7
Other Information .............................................................7

--------------------------------------------------------------------------------
DISTRIBUTIONS AND TAXES
Distributions .................................................................9
Taxes .........................................................................9

--------------------------------------------------------------------------------
PERFORMANCE TERMS
An Explanation of
   Performance Terms ..........................................................9

--------------------------------------------------------------------------------
SHAREHOLDER'S GUIDE
Purchases ....................................................................10
Redemptions ..................................................................10
Shareholder Communications ...................................................10

--------------------------------------------------------------------------------
APPENDIX A
Glossary of Investment Terms .................................................11



                               JANUS ASPEN SERIES
                         CAPITAL APPRECIATION PORTFOLIO
                                RETIREMENT SHARES

                                   Prospectus

                                 ________, 1997



Capital Appreciation Portfolio (the "Portfolio") is a no-load, nondiversified mutual fund that seeks long-term growth of capital. The Portfolio pursues its objective by investing primarily in common stocks of issuers of any size, which may include larger well-established issuers and/ or smaller emerging growth companies. The Portfolio is a series of Janus Aspen Series (the "Trust"), an open-end management investment company. The Portfolio is recently organized and has a limited operating history.

This Prospectus offers a separate class of shares of the Portfolio (the "Shares") to certain participant directed qualified retirement plans. The Trust sells and redeems its shares at net asset value without any sales charges, commissions or redemption fees.

This Prospectus contains information about the Shares that a prospective plan participant should consider before investing and should be read carefully and retained for future reference. Additional information about the Portfolio is contained in the Statement of Additional Information ("SAI") dated _______, 1997, which is filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The SAI is available upon request and without charge by writing or calling your plan sponsor.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY GOVERNMENT AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED BY THE SEC NOR HAS THE SEC PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN ANY STATE OR OTHER JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE OR OTHER JURISDICTION.

PORTFOLIO
AT A GLANCE

This section is designed to provide you with a brief overview of the Portfolio and its investment emphasis. A more detailed discussion of the Portfolio's investment objectives and policies begins on page 2.

INVESTMENT OBJECTIVE:

The investment objective of the Portfolio is long-term growth of capital.

PRIMARY HOLDINGS:

The Portfolio is a nondiversified portfolio that pursues its investment objective by investing primarily in common stocks of companies of any size.

SHAREHOLDER'S
INVESTMENT HORIZON:

The Portfolio is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with investments in foreign and domestic common stocks. The Portfolio is not designed as a short-term trading vehicle and should not be relied upon for short-term financial needs.

PORTFOLIO ADVISER:

Janus Capital Corporation ("Janus Capital") serves as the Portfolio's investment adviser. Janus Capital has been in the investment advisory business for over 26 years and currently manages approximately $50 billion in assets.

PORTFOLIO MANAGER:

Scott W. Schoelzel

ASSISTANT PORTFOLIO MANAGER:

Mike Lu

PORTFOLIO INCEPTION:

May 1997


EXPENSE INFORMATION

The tables and example below are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Shares.



SHAREHOLDER TRANSACTION EXPENSES

     Maximum sales load imposed on purchases                             None
     Maximum sales load imposed on reinvested dividends                  None
     Deferred sales charges on redemptions                               None
     Redemption fees                                                     None
     Exchange fee                                                        None



ANNUAL OPERATING EXPENSES(1)
(expressed as a percentage of average net assets)
--------------------------------------------------------------------------------
Management Fee(1)                           0.75%
12b-1(2)                                    0.25%
Other Expenses(1,3)                         0.55%
--------------------------------------------------------------------------------
Total Operating Expenses(1)                 1.30%
--------------------------------------------------------------------------------
(1) The fees and expenses in the table above are based on the estimated gross expenses before estimated expense offset arrangements that the Shares of the Portfolio expect to incur their initial fiscal year, net of fee reductions or waivers from Janus Capital. Fee reductions reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Operating Expenses are estimated to be 1.00%, 0.55% and 1.80%, respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Trustees.

(2) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
(3) Includes compensation to service providers who provide recordkeeping, subaccounting and other administrative services to plan participants who invest in the Shares. See "Participant Administration Fee" for more details.



EXAMPLE
--------------------------------------------------------------------------------
                                                          1 Year      3 Years
--------------------------------------------------------------------------------
Assume you invest $1,000, the Shares of the
Portfolio returns 5% annually and the expense
ratio  remains as listed  above.  The example
shows the operating expenses that you would
indirectly bear as an investor in the Shares of
the Portfolio.                                             $16         $49
--------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE RETURNS OR EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.


JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO PROSPECTUS -
RETIREMENT SHARES

THE PORTFOLIO IN DETAIL

This section takes a closer look at the Portfolio's investment objectives, policies and the securities in which it invests. Please carefully review the "Additional Risk Factors" section of this Prospectus for a more detailed discussion of the risks associated with certain investment techniques and refer to Appendix A for a more detailed description of the Portfolio's investments (and certain of the risks associated with those investments). You should carefully consider your own investment goals, time horizon and risk tolerance before investing in the Portfolio.

The Portfolio's investment objectives and policies are similar to those of Janus Olympus Fund, a Janus retail fund. Although it is anticipated that the Portfolio and its corresponding retail fund will hold similar securities, differences in asset size and cash flow needs as well as the relative weightings of securities selections may result in differences in investment performance. Expenses of the Portfolio and its corresponding retail fund are expected to differ.

Policies that are noted as "fundamental" cannot be changed without a shareholder vote. All other policies, including the Portfolio's investment objectives, are not fundamental and may be changed by the Portfolio's Trustees without a shareholder vote. You will be notified of any such changes that are material. If there is a material change in the Portfolio's objectives or policies, you should consider whether the Portfolio remains an appropriate investment for your qualified retirement plan.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo


   INVESTMENT OBJECTIVE

The investment objective of the Portfolio is long-term growth of capital. It is a non-diversified portfolio that pursues its objective by investing primarily in common stocks of issuers of any size, which may include larger well-established issuers and/or smaller emerging growth companies.

   TYPES OF INVESTMENTS

The Portfolio invests primarily in common stocks of foreign and domestic companies. The Portfolio may invest to a lesser degree in other types of securities including preferred stock, warrants, convertible securities and debt securities when its portfolio manager perceives an opportunity for capital growth from such securities or to receive a return on idle cash. The Portfolio may purchase securities on a when-issued, delayed delivery or forward commitment basis. The Portfolio may invest up to 25% of its assets in mortgage- and asset-backed securities, up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities, and without limit in indexed/structured securities. The Portfolio will not invest 35% or more of its assets in high-yield/high-risk securities.

The Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies. The Portfolio may use futures, options and other derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return. See "Additional Risk Factors" on page 4 for a discussion of the risks associated with foreign investing and derivatives.

See Appendix A for a further description of the Portfolio's investments.

THE FOLLOWING QUESTIONS ARE DESIGNED TO HELP YOU BETTER UNDERSTAND AN INVESTMENT IN THE PORTFOLIO.

HOW ARE COMMON STOCKS SELECTED?
The Portfolio may invest substantially all of its assets in common stocks to the extent its portfolio manager believes that the relevant market environment favors profitable investing in those securities. The portfolio manager generally takes a "bottom up" approach to building the portfolio. In other words, the manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Portfolio, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. Realization of income is not a significant investment consideration. Any income realized on the Portfolio's investments will be incidental to its primary objective.


oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?
Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of country of organization or place of principal business activity. Foreign securities are generally selected on a stock- by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. See "Additional Risk Factors" on page 4.


oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

WHAT IS THE MAIN RISK OF INVESTING IN A COMMON STOCK FUND?
The fundamental risk associated with any common stock fund is the risk that the value of the stocks it holds might decrease. Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. See "Additional Risk Factors" on page 4.


JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO PROSPECTUS -
RETIREMENT SHARES

HOW  DOES  A DIVERSIFIED FUND DIFFER FROM A  NONDIVERSIFIED  FUND?
A "nondiversified" fund, such as the Portfolio, has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. Because the appreciation or depreciation of a single stock may have a greater impact on the net asset value per share ("NAV") of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund.


oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?
The Portfolio may use futures, options and other derivative instruments to protect the portfolio from movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. See "Additional Risk Factors" on page 4. In addition, to the extent that the Portfolio holds a larger cash position, it might not participate in market declines to the same extent as if it had remained more fully invested in common stocks.

   GENERAL PORTFOLIO POLICIES

The Portfolio will follow the general policies listed below in investing its portfolio assets. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. For example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

CASH POSITION
When the Portfolio's manager believes that market conditions are not favorable for profitable investing or when the portfolio manager is otherwise unable to locate favorable investment opportunities, the Portfolio's investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments are a residual - they represent the assets that remain after a portfolio manager has committed available assets to desirable investment opportunities. Larger hedged positions and/or larger cash positions may serve as a means of preserving capital in unfavorable market conditions.

Securities  that the  Portfolio  may invest in as means of receiving a return on idle cash include high-grade commercial paper, certificates of deposit, repurchase agreements or other short-term debt obligations. The Portfolio may also invest in money market funds (including funds managed by Janus Capital). When the Portfolio's investments in cash or similar investments increase, the Portfolio may not participate in stock or bond market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

DIVERSIFICATION
The Investment Company Act of 1940 (the "1940 Act") classifies investment companies as either diversified or nondiversified. The Portfolio is a nondiversified fund under the 1940 Act and is subject to the following requirements:

o As a fundamental policy, the Portfolio may not own more than 10% of the outstanding voting shares of any issuer.

o As a fundamental policy, with respect to 50% of its total assets, the Portfolio will not purchase a security of any issuer (other than cash items and U.S. government securities, as defined in the 1940 Act) if such purchase would cause the Portfolio's holdings of that issuer to amount to more than 5% of the Portfolio's total assets.

o The Portfolio will invest no more than 25% of its total assets in a single issuer (other than U.S. government securities).

o The Portfolio reserves the right to become a diversified portfolio by limiting the investments in which more than 5% of its total assets are invested.

INTERNAL REVENUE SERVICE
(IRS) LIMITATIONS
In addition to the diversification requirements stated above, because a class of shares of the Portfolio is sold in connection with variable annuity contracts and variable life insurance contracts, the Portfolio intends to comply with the diversification requirements currently imposed by the IRS on separate accounts of insurance companies as a condition of maintaining the tax-deferred status of variable contracts.

INDUSTRY CONCENTRATION
As a fundamental policy, the Portfolio will not invest 25% or more of its total assets in any particular industry (excluding U.S. government securities).

PORTFOLIO TURNOVER
The Portfolio generally intends to purchase securities for long-term investment rather than short-term gains. However, short-term transactions may result from liquidity needs, securities having reached a price or yield objective, anticipated changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. Changes are made in the Portfolio whenever its portfolio manager believes such changes are desirable. The portfolio turnover rate is generally not a factor in making buy and sell decisions. The Portfolio's turnover rate is not expected to exceed 200%.

To a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Certain tax rules may restrict the Portfolio's ability to engage in short-term trading if the security has been held for less than three months.


JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO PROSPECTUS -
RETIREMENT SHARES

ILLIQUID INVESTMENTS
The Portfolio may invest up to 15% of its net assets in illiquid investments, including restricted securities or private placements that are not deemed to be liquid by Janus Capital. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. Some securities cannot be sold to the U.S. public because of their terms or because of SEC regulations. Janus Capital will follow guidelines established by the Trustees of the Trust ("Trustees") in making liquidity determinations for Rule 144A securities and certain other securities, including privately placed commercial paper and municipal lease obligations.

BORROWING AND LENDING
The Portfolio may borrow money and lend securities or other assets, as follows:

o The Portfolio may borrow money for temporary or emergency purposes in amounts up to 25% of its total assets.

o The Portfolio may mortgage or pledge securities as security for borrowings in amounts up to 15% of its net assets.

o As a fundamental policy, the Portfolio may lend securities or other assets if, as a result, no more than 25% of its total assets would be lent to other parties.

The Portfolio intends to seek permission from the SEC to borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above limits. There is no assurance that such permission will be granted.

   ADDITIONAL RISK FACTORS

INVESTMENTS IN SMALLER COMPANIES

SMALLER OR NEWER COMPANIES MAY SUFFER MORE SIGNIFICANT LOSSES AS WELL AS REALIZE MORE SUBSTANTIAL GROWTH THAN LARGER OR MORE ESTABLISHED ISSUERS.

The Portfolio may invest in companies that have relatively small revenues, have a small share of the market for their products or services, or have limited geographic or product markets. Small companies may lack depth of management, they may be unable to generate internally funds necessary for growth or potential development or to generate such funds through external financing on favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger companies. Securities of small companies held by the Portfolio may have limited trading markets that may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

FOREIGN SECURITIES

INVESTMENTS IN FOREIGN SECURITIES, INCLUDING THOSE OF FOREIGN GOVERNMENTS, INVOLVE GREATER RISKS THAN INVESTING IN COMPARABLE DOMESTIC SECURITIES.

Securities of some foreign companies and governments may be traded in the United States, but most foreign securities are traded primarily in foreign markets. The risks of foreign investing include:

o Currency Risk. The Portfolio may buy the local currency when it buys a foreign currency denominated security and sell the local currency when it sells the security. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign security, its value may be worth less in U.S. dollars even though the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

o Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in underdeveloped or developing countries which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country. The Portfolio may invest in emerging market countries. Emerging market countries involve greater risks such as immature economic structures, national policies restricting investments by foreigners, and different legal systems.

o Regulatory Risk. There may be less government supervision of foreign markets. Foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers. There may be less publicly available information about foreign issuers than domestic issuers.

o Market Risk. Foreign securities markets, particularly those of underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

o Transaction Costs. Transaction costs of buying and selling foreign securities, including brokerage, tax and custody costs, are generally higher than those involved in domestic transactions.

Foreign securities purchased indirectly (e.g., depositary receipts) are subject to many of the above risks, including currency risk, because their values depend on the performance of a foreign security denominated in its home currency.


JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO PROSPECTUS -
RETIREMENT SHARES

FUTURES, OPTIONS AND
OTHER DERIVATIVE INSTRUMENTS
The Portfolio may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts ("futures contracts") and may invest in options on securities, financial indices and foreign currencies ("options"), forward contracts and interest rate swaps and swap-related products (collectively, "derivative instruments"). The Portfolio intends to use most derivative instruments primarily to hedge the value of its portfolio holdings against potential adverse movements in securities prices, foreign currency markets or interest rates. To a limited extent, the Portfolio may also use derivative instruments for non-hedging purposes such as seeking to increase the Portfolio's income or otherwise seeking to enhance return. Please refer to Appendix A to this Prospectus and the SAI for a more detailed discussion of these instruments.

The use of derivative instruments exposes the Portfolio to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include:

o the risk that interest rates, securities prices and currency markets will not move in the directions that the portfolio manager anticipates;

o imperfect  correlation  between  the  price  of  derivative   instruments  and
  movements in the prices of the securities, interest rates or currencies being hedged;

o the fact that skills needed to use these strategies are different from those needed to select portfolio securities;

o inability to close out certain hedged positions to avoid adverse tax consequences;

o the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

o leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Portfolio's initial investment in that instrument (in some cases, the potential loss is unlimited); and

o particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Portfolio worse off than if it had not entered into the position.

Although the portfolio manager believes the use of derivative instruments will benefit the Portfolio, the Portfolio's performance could be worse than if it had not used such instruments if the portfolio manager's judgment proves incorrect.

When the Portfolio invests in a derivative instrument, it may be required to segregate cash and other liquid assets or portfolio securities with its custodian to "cover" the Portfolio's position. Assets segregated or set aside generally may not be disposed of so long as the Portfolio maintains the positions requiring segregation or cover. Segregating assets could diminish the Portfolio's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

HIGH-YIELD/HIGH-RISK SECURITIES
High-yield/high-risk securities (or "junk" bonds) are debt securities rated below investment grade by the primary rating agencies (such as, Standard & Poor's Ratings Services and Moody's Investors Service, Inc.)

The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities. Issuers of high-yield/high-risk securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investments.

Issuers of high-yield/high-risk securities may be more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. The market for lower quality securities is generally less liquid than the market for higher quality bonds. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower quality securities.

Please refer to the SAI for a description of bond rating categories.

SHORT SALES
The Portfolio may engage in "short sales against the box." This technique involves selling either a security equivalent in kind and amount that the Portfolio owns, or a security equivalent in kind and amount that the Portfolio has the right to obtain, for delivery at a specified date in the future. The Portfolio will enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities or to defer an unrealized gain. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain.

SPECIAL SITUATIONS
The Portfolio may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Portfolio's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

See Appendix A for risks associated with certain other investments.

JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO PROSPECTUS -
RETIREMENT SHARES

MANAGEMENT OF THE PORTFOLIO

   TRUSTEES

The Trustees oversee the business affairs of the Trust and are responsible for major decisions relating to the Portfolio's investment objective and policies. The Trustees delegate the day-to-day management of the Portfolio to the officers of the Trust and meet at least quarterly to review the Portfolio's investment policies, performance, expenses and other business affairs.

   INVESTMENT ADVISER

Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of its investment portfolio and other business affairs.

Janus Capital has served as investment adviser to Janus Fund since its inception in 1970 and currently serves as investment adviser to all of the Janus retail funds, as well as adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts.

Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus Capital, most of which it acquired in 1984. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

Service providers to qualified plans that purchase the Shares receive fees for providing recordkeeping, subaccounting and other administrative services as described under "Participant Administration Fee and Distribution Fee" on page 7.

   PORTFOLIO MANAGER

Scott W. Schoelzel is the Executive Vice President and portfolio manager of the Portfolio which he has managed since inception. He is also portfolio manager of Janus Olympus Fund which he has managed since its inception. Mr. Schoelzel is Vice President of Janus Capital, where he has been employed since January 1994. From 1991 to 1993, Mr. Schoelzel was a portfolio manager with Founders Asset Management, Denver, Colorado. He holds a Bachelor of Arts in Business from Colorado College.

   ASSISTANT PORTFOLIO MANAGER

Mike Lu is an assistant portfolio manager of the Portfolio. He is also assistant portfolio manager of Janus Olympus Fund. He received an undergraduate degree in Economics and History from Yale University. He is a Chartered Financial Analyst.

PERSONAL INVESTING
Janus Capital does not permit portfolio managers to purchase and sell securities for their own accounts, except under the limited exceptions contained in Janus Capital's policy governing personal investing. Janus Capital's policy requires investment and other personnel to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Portfolio or Janus Capital's other advisory clients. See the SAI for more detailed information.

   PORTFOLIO TRANSACTIONS

Purchases and sales of securities on behalf of the Portfolio are executed by broker-dealers selected by Janus Capital. Broker-dealers are selected on the basis of their ability to obtain best price and execution for the Portfolio's transactions and recognizing brokerage, research and other services provided to the Portfolio and to Janus Capital. Janus Capital may also consider payments made by brokers effecting transactions for the Portfolio i) to the Portfolio or
ii) to other persons on behalf of the Portfolio for services provided to the Portfolio for which it would be obligated to pay. Janus Capital may also consider sales of shares of the Portfolio as a factor in the selection of broker-dealers. The Portfolio's Trustees have authorized Janus Capital to place portfolio transactions on an agency basis with a broker-dealer affiliated with Janus Capital. When transactions for the Portfolio are effected with that broker-dealer, the commissions payable by the Portfolio are credited against certain Portfolio operating expenses serving to reduce those expenses. The SAI further explains the selection of broker-dealers.

JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO PROSPECTUS -
RETIREMENT SHARES

   BREAKDOWN OF MANAGEMENT EXPENSES

The Portfolio pays Janus Capital a management fee which is accrued daily. The advisory agreement with the Portfolio spells out the management fee and other expenses that the Portfolio must pay. The Portfolio is subject to the following management fee schedule (expressed as an annual rate):


                                                               Average Daily Net                   Annual Rate
        Fee Schedule                                           Assets of Portfolio                 Percentage (%)
        ----------------------------------------------------------------------------------------------------------------------------
                                                               First $ 30 Million                  1.00*
                                                               Next $270 Million                    .75
                                                               Next $200 Million                    .70
                                                               Over $500 Million                    .65
        ----------------------------------------------------------------------------------------------------------------------------
        *Janus Capital has agreed to reduce the  Portfolio's  advisory fee to the extent that such fee exceeds the effective rate of
        Janus Olympus Fund, the Janus retail fund corresponding to the Portfolio.  Janus Capital may terminate this fee reduction at any time  upon at least  90 days'  notice  to the  Trustees.  The  effective  rate is the  advisory  fee  calculated  by the corresponding  retail fund as of the last day of each calendar quarter  (expressed as an annual rate). The effective rate of
        Janus  Olympus Fund was ____% for the quarter  ended March 31,  1997.  In  addition,  Janus  Capital has agreed to limit the expenses of the  Portfolio's  Shares to an annual rate of 1.25% of average net assets  through at least April 30, 1998.  The participant administration fee and distribution fee described below are not included in this expense limit.


Differences in the actual management fees incurred by the Portfolio is due primarily to variances in the asset sizes of the corresponding retail fund. As asset size increases, the annual rate of the management fee declines in accordance with the above schedule. In addition, the Shares of the Portfolio incur expenses not assumed by Janus Capital, including the participant administration fee and distribution fee described on this page, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

   OTHER SERVICE PROVIDERS

The following parties provide the Portfolio with administrative and other services.

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 0351
Boston, Massachusetts 02117-0351

TRANSFER AGENT
Janus Service Corporation
P.O. Box 173375
Denver, Colorado 80217-3375

DISTRIBUTOR
Janus Distributors, Inc.
100 Fillmore Street
Denver, CO 80206-4928

Janus  Service  Corporation  and  Janus  Distributors,   Inc.  are  wholly-owned
subsidiaries of Janus Capital.

   PARTICIPANT ADMINISTRATION FEE AND DISTRIBUTION FEE

PARTICIPANT ADMINISTRATION FEE
Janus Service Corporation ("Janus Service"), the Trust's transfer agent, receives a participant administration fee at an annual rate of up to .25% of the average daily net assets of the Shares of the Portfolio for providing or procuring recordkeeping, subaccounting and other administrative services to plan participants who invest in the Shares. Janus Service expects to use this fee to compensate qualified plan service providers of these services.

DISTRIBUTION FEE
Under a distribution and service plan ("Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors, Inc. ("JDI"), the distributor of the Shares, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to JDI for remittance to qualified plan service providers as compensation for distribution and shareholder servicing performed by such service providers. The Plan permits the compensation of such service providers at an annual rate of up to .25% of the average daily net assets of the Shares of the Portfolio for activities which are primarily intended to result in sales of the Shares, including but not limited to preparing, printing and distributing prospectuses, SAIs, shareholder reports, and educational materials to prospective and existing plan participants; responding to inquiries by qualified plan participants; receiving and answering correspondence; and similar activities.

   OTHER INFORMATION

ORGANIZATION
The Trust is an open-end management investment company organized as a Delaware business trust on May 20, 1993. The Portfolio has been established as a separate series of the Trust.

JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO PROSPECTUS -
RETIREMENT SHARES

The Portfolio currently offers two classes of shares. The Shares offered by this Prospectus are available only to participant directed qualified plans using plan service providers that are compensated for providing distribution and/or recordkeeping and other administrative services provided to plan participants. Institutional Shares of the Portfolio are available only to variable insurance contracts owners and other qualified retirement plans. Because the expenses of each class may differ, the performance in each class is expected to differ. If you would like additional information about the Institutional Shares, please call 1-800-525-0020.

SHAREHOLDER MEETINGS AND
VOTING RIGHTS
The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called for a specific class or Portfolio or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by a class or Portfolio only if a matter affects or requires the vote of only that class or Portfolio or the interests of the class or Portfolio in the matter differs from the interest of the other class of Portfolios of the Trust. As a shareholder, you are entitled to one vote for each share that you own.

CONFLICTS OF INTEREST
The Shares offered by this prospectus are available to certain participant directed qualified plans. Institutional Shares of the Portfolio (offered by a separate prospectus) are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital as well as certain qualified retirement plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners or plan participants will develop arising out of the fact that the Portfolio offers its shares to such entities, there is a possibility that disadvantages could occur or a material conflict may arise. The Trustees monitor events in order to identify any anticipated disadvantages or material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response to such conflicts. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or plans to withdraw its investments in the Portfolio. If this occurs, the Portfolio may be forced to sell securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the Portfolio to any separate account or qualified plans or may suspend or terminate the offering of shares of the Portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Portfolio.

MASTER/FEEDER OPTION
The Trust may in the future seek to achieve the Portfolio's investment objective by invest- ing all of the Portfolio's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Portfolio. It is expected that any such investment company would be managed by Janus Capital in substantially the same manner as the Portfolio. The shareholders of the Trust of record on April 30, 1992, and the initial shareholder(s) of the Portfolio, have voted to vest authority to use this investment structure in the sole discretion of the Trustees. No further approval of the shareholders of the Portfolio is required. You will receive at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Portfolio and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although management of the Portfolio believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

THE VALUATION OF SHARES
The net asset value ("NAV") of the Shares of the Portfolio is determined at the close of the regular trading session of the New York Stock Exchange (the "NYSE") (normally 4:00 p.m., New York time) each day that the NYSE is open. NAV per Share is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. Securities are valued at market value or, if market information is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.


JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO PROSPECTUS -
RETIREMENT SHARES

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS
  TO AVOID TAXATION OF THE PORTFOLIO, THE INTERNAL REVENUE CODE REQUIRES THE PORTFOLIO TO DISTRIBUTE NET INCOME AND ANY NET GAINS REALIZED BY ITS INVESTMENTS ANNUALLY. INCOME FROM DIVIDENDS AND INTEREST AND ANY NET REALIZED SHORT-TERM CAPITAL GAINS ARE PAID TO SHAREHOLDERS AS ORDINARY INCOME DIVIDENDS. NET REALIZED LONG-TERM GAINS, IF ANY, ARE PAID TO SHAREHOLDERS AS CAPITAL GAINS DISTRIBUTIONS. SHARES OF THE PORTFOLIO MAKES SEMIANNUAL
  DISTRIBUTIONS IN JUNE AND DECEMBER OF SUBSTANTIALLY ALL OF ITS INVESTMENT INCOME AND AN ANNUAL DISTRIBUTION IN JUNE OF ITS NET REALIZED CAPITAL GAINS, IF ANY. ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS FROM THE SHARES OF THE PORTFOLIO WILL BE AUTOMATICALLY REINVESTED INTO ADDITIONAL SHARES OF THE PORTFOLIO.

HOW DISTRIBUTIONS AFFECT NAV
Distributions are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the daily NAV of the Portfolio's Shares. The Share price drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Shares of the Portfolio declared a dividend in the amount of $0.25 per share. If the price of the Portfolio's Shares was $10.00 on December 30, the Share price on December 31 would be $9.75, barring market fluctuations.

   TAXES

TAXES ON DISTRIBUTIONS
Because Shares of the Portfolio may be purchased only through qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of the Portfolio will be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 591/2, a 10% penalty tax. The tax status of your investment in the Shares depends on the features of your qualified plan. For further information, contact your plan sponsor.

TAXATION OF THE PORTFOLIO
Dividends, interest and some capital gains received by the Portfolio on foreign securities may give rise to withholding and other taxes imposed by foreign countries. It is expected that foreign taxes paid by the Portfolio will be treated as expenses of the Portfolio. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because a class of shares of the Portfolio is sold in connection with variable annuity contracts and variable life insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.


PERFORMANCE TERMS

This section will help you understand various terms that are commonly used to describe the Portfolio's performance. You may see references to these terms in our newsletters, advertisements (or those published by participating insurance companies) and in media articles. Newsletters and advertisements may include comparisons of the Portfolio's performance to the performance of other mutual funds, mutual fund averages or recognized stock market indices. The Portfolio generally measures performance in terms of total return.

Cumulative total return represents the actual rate of return on an investment for a specified period. Cumulative total return is generally quoted for more than one year (e.g., the life of the Portfolio). A cumulative total return does not show interim fluctuations in the value of an investment.

Average annual total return represents the average annual percentage change of an investment over a specified period. It is calculated by taking the cumulative total return for the stated period and determining what constant annual return would have produced the same cumulative return. Average annual returns for more than one year tend to smooth out variations in the Portfolio's return and are not the same as actual annual results.

PORTFOLIO PERFORMANCE FIGURES ARE BASED UPON HISTORICAL RESULTS AND ARE NOT INTENDED TO INDICATE FUTURE PERFOR MANCE. INVESTMENT RETURNS AND NET ASSET VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO PROSPECTUS -
RETIREMENT SHARES

SHAREHOLDER'S GUIDE

INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIO DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH QUALIFIED RETIREMENT PLANS. REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A QUALIFIED PLAN.

   PURCHASES

Purchases of Shares may be made only by qualified plans. Refer to your plan documents for information on how to invest in the Shares of the Portfolio.

All investments in the Portfolio are credited to a qualified plan immediately upon acceptance of the investment by the Portfolio. Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio.

The Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of the size that would disrupt the management of the Portfolio. The Portfolio may discontinue sales of its shares if management believes that a substantial further increase may adversely affect the Portfolio's ability to achieve its investment objective. In such event, however, it is anticipated that existing plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distribution. The Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status under the Internal Revenue Code.

   REDEMPTIONS

Redemptions, like purchases, may be effected only through qualified plans. Please refer to the appropriate plan documents for details.

Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio. Redemption proceeds will normally be wired to the qualified plan the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   SHAREHOLDER COMMUNICATIONS

Plan participants will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio. Each report will show the investments owned by the Portfolio and market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.













JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO PROSPECTUS -
RETIREMENT SHARES

APPENDIX A

GLOSSARY OF INVESTMENT TERMS

This glossary provides a more detailed description of some of the types of securities and other instruments in which the Portfolio may invest. The
Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I. EQUITY AND DEBT SECURITIES

Bonds are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value) at a specified maturity and to make scheduled interest payments.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. For example, the Portfolio may purchase commercial paper issued under Section 4(2) of the Securities Act of 1933.

Common stock represents a share of ownership in a company and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/High-risk securities are securities that are rated below investment grade by the primary rating agencies ( BB or lower by Standard &Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Passive foreign investment companies (PFICs) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. Income tax regulations may require the Portfolio to recognize income associated with the PFIC prior to the actual receipt of any such income.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase agreements involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests or for other temporary or emergency purposes.

Rule 144A securities are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

Standby commitments are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

Step coupon bonds are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.


JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO PROSPECTUS -
RETIREMENT SHARES

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

U.S. government securities include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. govern- ment. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

When-issued, delayed delivery and forward transactions generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

Zero coupon bonds are debt securities that do not pay interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

II. FUTURES, OPTIONS
AND OTHER DERIVATIVES
Forward contracts are contracts to purchase or sell a specified amount of property for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. The Portfolio may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obli- gate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Options  are the right,  but not the
obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies.


JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO PROSPECTUS -
RETIREMENT SHARES
                                       12
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                                     [LOGO]
                                  Janus Funds
                              100 Fillmore Street
                             Denver, CO 80206-4923
                                 1-800-525-3713

INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                              SUBJECT TO COMPLETION
                  PRELIMINARY PROSPECTUS DATED FEBRUARY 13,1997

CONTENTS

--------------------------------------------------------------------------------
THE PORTFOLIO AT A GLANCE
Brief description of the Portfolio ............................................1

--------------------------------------------------------------------------------
EXPENSE INFORMATION
 ..............................................................................1

--------------------------------------------------------------------------------
THE PORTFOLIO IN DETAIL
The Portfolio's Investment
   Objective and Policies .....................................................2
General Portfolio Policies ....................................................3
Additional Risk Factors .......................................................4

--------------------------------------------------------------------------------
MANAGEMENT OF THE PORTFOLIO
Investment Adviser and
   Portfolio Manager ..........................................................6
Portfolio Transactions ........................................................6
Management Expenses ...........................................................7
Other Service Providers .......................................................7
Other Information .............................................................7

--------------------------------------------------------------------------------
DISTRIBUTIONS AND TAXES
Distributions .................................................................9
Taxes .........................................................................9

--------------------------------------------------------------------------------
PERFORMANCE TERMS
An Explanation of
   Performance Terms ..........................................................9

--------------------------------------------------------------------------------
SHAREHOLDER'S GUIDE
Purchases ....................................................................10
Redemptions ..................................................................10
Shareholder Communications ...................................................10

--------------------------------------------------------------------------------
APPENDIX A
Glossary of Investment Terms .................................................11

--------------------------------------------------------------------------------
APPENDIX B
Explanation of Rating Categories .............................................13



                               JANUS ASPEN SERIES
                             EQUITY INCOME PORTFOLIO
                                RETIREMENT SHARES

                                   Prospectus

                                 _______, 1997



Equity Income Portfolio (the "Portfolio") is a no-load, diversified mutual fund that seeks current income and long-term growth of capital by investing primarily in income-producing equity securities. The Portfolio is a series of Janus Aspen Series (the "Trust"), an open-end management investment company. The Portfolio is recently organized and has a limited operating history.

This prospectus offers a separate class of shares of the Portfolio (the "Shares") to certain participant directed qualified retirement plans. The Trust sells and redeems its shares at net asset value without any sales charges, commissions or redemption fees.

This Prospectus contains information about the Shares that a prospective plan participant should consider before investing and should be read carefully and retained for future reference. Additional information about the Shares is contained in the Statement of Additional Information ("SAI") dated _____, 1997, which is filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The SAI is available upon request and without charge by writing or calling your plan sponsor.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED BY THE SEC NOR HAS THE SEC PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN ANY STATE OR OTHER JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE OR OTHER JURISDICTION.

PORTFOLIO
AT A GLANCE

This section is designed to provide you with a brief overview of the Portfolio and its investment emphasis. A more detailed discussion of the Portfolio's investment objectives and policies begins on page 2.

INVESTMENT OBJECTIVE:

The investment objective of the Portfolio is current income and long-term growth of capital.

PRIMARY HOLDINGS:

The Portfolio is a diversified portfolio that pursues its objective by investing primarily in income-producing equity securities.

SHAREHOLDER'S
INVESTMENT HORIZON:

The Portfolio is designed for long-term investors who seek income and growth of capital with lower investment risk and volatility than the stock market, as measured by the Standard and Poor's 500 Stock Index ("S&P 500"). The Portfolio is not designed as a short-term trading vehicle and should not be relied upon for short-term financial needs.

PORTFOLIO ADVISER:

Janus Capital Corporation ("Janus Capital") serves as the Portfolio's investment adviser. Janus Capital has been in the investment advisory business for over 26 years and currently manages approximately $50 billion in assets.

PORTFOLIO MANAGER:

Blaine P. Rollins

PORTFOLIO INCEPTION:

May 1997


EXPENSE INFORMATION

The tables and example below are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Shares.



SHAREHOLDER TRANSACTION EXPENSES

     Maximum sales load imposed on purchases                             None
     Maximum sales load imposed on reinvested dividends                  None
     Deferred sales charges on redemptions                               None
     Redemption fees                                                     None
     Exchange fee                                                        None



ANNUAL OPERATING EXPENSES(1)
(expressed as a percentage of average net assets)
--------------------------------------------------------------------------------
Management Fee(1)                           .95%
12b-1 Fee(2)                                .25%
Other Expenses(1,3)                         .55%
--------------------------------------------------------------------------------
Total Operating Expenses(1)                1.75%
--------------------------------------------------------------------------------
(1) The fees and expenses in the table above are based on the estimated gross expenses before estimated expense offset arrangements that the Shares of the Portfolio expect to incur in their initial fiscal year, net of fee reductions or waivers from Janus Capital. Fee reductions reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Operating Expenses are estimated to be 1.00%, .55% and 1.80%, respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Trustees.
(2) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
(3) Includes compensation to service providers who provide recordkeeping, subaccounting, and other administrative services to plan participants who invest in the Shares. See "Participant Administration Fee" for more details.



EXAMPLE
--------------------------------------------------------------------------------
                                                            1 Year     3 Years
--------------------------------------------------------------------------------
Assume you invest $1,000, the Shares of the
Portfolio return 5% annually and its expense
ratio remains as listed above. The example shows
the operating  expenses that you would indirectly
bear as an investor in the Shares of the Portfolio.           $18       $55
--------------------------------------------------------------------------------
THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE RETURNS OR EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.


JANUS ASPEN SERIES EQUITY INCOME PORTFOLIO PROSPECTUS -
RETIREMENT SHARES

THE PORTFOLIO IN DETAIL

This section takes a closer look at the Portfolio's investment objectives, policies and the securities in which it invests. Please carefully review the "Additional Risk Factors" section of this Prospectus for a more detailed discussion of the risks associated with certain investment techniques and refer to Appendix A for a more detailed description of the Portfolio's investments (and certain of the risks associated with those investments). You should carefully consider your own investment goals, time horizon and risk tolerance before investing in the Portfolio.

The Portfolio's investment objectives and policies are similar to those of Janus Equity Income Fund, a Janus retail fund. Although it is anticipated that the Portfolio and its corresponding retail fund will hold similar securities, differences in asset size and cash flow needs as well as the relative weightings of securities selections may result in differences in investment performance. Expenses of the Portfolio and its corresponding retail fund are expected to differ.

Policies that are noted as "fundamental" cannot be changed without a shareholder vote. All other policies, including the Portfolio's investment objectives, are not fundamental and may be changed by the Portfolio's Trustees without a shareholder vote. You will be notified of any such changes that are material. If there is a material change in the Portfolio's objectives or policies, you should consider whether the Portfolio remains an appropriate investment for your qualified retirement plan.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

INVESTMENT OBJECTIVE

The investment objective of the Portfolio is current income and long-term growth of capital. It is a diversified portfolio that pursues its objective by normally investing at least 65% of invested assets in income-producing equity securities. Equity securities include common stocks, preferred stocks, warrants and securities convertible into common or preferred stocks. Growth potential is a significant investment consideration and the Portfolio may hold securities selected solely for their growth potential. The Portfolio seeks to provide a lower level of volatility than the stock market at large, as measured by the S&P
500. The lower volatility sought by the Portfolio is expected to result primarily from investments in dividend-paying common stocks and other equity securities that are characterized by relatively greater price stability. The greater price stability sought by the Portfolio may be characteristic of companies that generate above average positive cash flows. A company may use positive cash flows for a number of purposes including commencing or increasing dividend payments, repurchasing its own stock or retiring outstanding debt.

TYPES OF INVESTMENTS

The Portfolio invests primarily in common stocks of foreign and domestic companies. The Portfolio may invest to a lesser degree in other types of securities including preferred stock, warrants, convertible securities and debt securities when its portfolio manager perceives an opportunity for capital growth from such securities or to receive a return on idle cash. The Portfolio may purchase securities on a when-issued, delayed delivery or forward commitment basis. The Portfolio may invest up to 25% of its assets in mortgage- and asset-backed securities, up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities, and without limit in indexed/structured securities. The Portfolio will not invest 35% or more of its assets in high-yield/high-risk securities.

The Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies. The Portfolio may use futures, options and other derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return. See "Additional Risk Factors" on page 4 for a discussion of the risks associated with foreign investing and derivatives.

See Appendix A for a further description of the Portfolio's investments.

THE FOLLOWING QUESTIONS ARE DESIGNED TO HELP YOU BETTER UNDERSTAND AN INVESTMENT IN THE PORTFOLIO.

HOW ARE EQUITY SECURITIES SELECTED?
The Portfolio invests substantially all of its assets in common stocks and other equity securities to the extent its portfolio manager believes that the relevant market environment favors profitable investing in those securities. The Portfolio seeks to provide a lower level of volatility than the stock market at large, as measured by the S&P 500. The lower volatility sought by the Portfolio is expected to result primarily from investments in dividend-paying common stocks and other equity securities that are characterized by relatively greater price stability. The greater price stability sought by the Portfolio may be characteristic of companies that generate above average positive cash flows. A company may use positive cash flows for a number of purposes including commencing or increasing dividend payments, repurchasing its own stock or retiring outstanding debt. The portfolio manager also considers growth potential in selecting the Portfolio's securities and may hold securities selected solely for their growth potential. The portfolio manager generally takes a "bottom up" approach to building the portfolio. Although themes may emerge in the Portfolio, securities are generally selected without regard to any defined industry sector or similarly defined selection procedure.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?
Generally, yes. The portfolio manager seeks companies that meet his selection criteria regardless of country of organization or place of principal business activity. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation,


JANUS ASPEN SERIES EQUITY INCOME PORTFOLIO PROSPECTUS -
RETIREMENT SHARES
government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. See "Additional Risk Factors" on page 4.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

WHAT IS THE MAIN RISK OF INVESTING IN A COMMON STOCK FUND?
The fundamental risk associated with any common stock fund is the risk that the value of the stocks it holds might decrease. Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. See "Additional Risk Factors" on page 4.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?
Diversification of the Portfolio's assets reduces the effect of any single holding on its overall portfolio value. The Portfolio may use futures, options and other derivative instruments to protect the portfolio from movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. See "Additional Risk Factors," on page 4. In addition, to the extent that the Portfolio holds a larger cash position, it might not participate in market declines to the same extent as if it had remained more fully invested in common stocks.

GENERAL PORTFOLIO POLICIES

The Portfolio will follow the general policies listed below in investing its portfolio assets. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. For example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

CASH POSITION
When the Portfolio's manager believes that market conditions are not favorable for profitable investing or when the portfolio manager is otherwise unable to locate favorable investment opportunities, the Portfolio's investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments are a residual - they represent the assets that remain after a portfolio manager has committed available assets to desirable investment opportunities. Larger hedged positions and/or larger cash positions may serve as a means of preserving capital in unfavorable market conditions.

Securities  that the  Portfolio  may invest in as means of receiving a return on idle cash include high-grade commercial paper, certificates of deposit, repurchase agreements or other short-term debt obligations. The Portfolio may also invest in money market funds (including funds managed by Janus Capital). When the Portfolio's investments in cash or similar investments increase, the Portfolio may not participate in stock or bond market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

DIVERSIFICATION
The Investment Company Act of 1940 (the "1940 Act") classifies investment companies as either diversified or nondiversified. The Portfolio qualifies as a diversified fund under the 1940 Act and is subject to the following requirements:

o As a fundamental policy, the Portfolio may not own more than 10% of the outstanding voting shares of any issuer.

o As a fundamental policy, with respect to 75% of its total assets, the Portfolio will not purchase a security of any issuer (other than cash items and U.S. government securities, as defined in the 1940 Act) if such purchase would cause the Portfolio's holdings of that issuer to amount to more than 5% of the Portfolio's total assets.

o The Portfolio will invest no more than 25% of its total assets in a single issuer (other than U.S. government securities).

INTERNAL REVENUE SERVICE
(IRS) LIMITATIONS
In addition to the diversification requirements stated above, because a class of shares of the Portfolio is sold in connection with variable annuity contracts and variable life insurance contracts, the Portfolio intends to comply with the diversification requirements currently imposed by the IRS on separate accounts of insurance companies as a condition of maintaining the tax-deferred status of variable contracts.

INDUSTRY CONCENTRATION
As a fundamental policy, the Portfolio will not invest 25% or more of its total assets in any particular industry (excluding U.S. government securities).

PORTFOLIO TURNOVER
The Portfolio generally intends to purchase securities for long-term investment rather than short-term gains. However, short-term transactions may result from liquidity needs, securities having reached a price or yield objective, anticipated changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. Changes are made in the Portfolio whenever its portfolio manager believes such changes are desirable. The


JANUS ASPEN SERIES EQUITY INCOME PORTFOLIO PROSPECTUS -
RETIREMENT SHARES
portfolio turnover rate is generally not a factor in making buy and sell decisions. The Portfolio's turnover rate is not expected to exceed 200%.

To a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Certain tax rules may restrict the Portfolio's ability to engage in short-term trading if the security has been held for less than three months.

ILLIQUID INVESTMENTS
The Portfolio may invest up to 15% of its net assets in illiquid investments, including restricted securities or private placements that are not deemed to be liquid by Janus Capital. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. Some securities cannot be sold to the U.S. public because of their terms or because of SEC regulations. Janus Capital will follow guidelines established by the Trustees of the Trust ("Trustees") in making liquidity determinations for Rule 144A securities and certain other securities, including privately placed commercial paper and municipal lease obligations.

BORROWING AND LENDING
The Portfolio may borrow money and lend securities or other assets,  as follows:

o The Portfolio may borrow money for temporary or emergency purposes in amounts up to 25% of its total assets.

o The Portfolio may mortgage or pledge securities as security for borrowings in amounts up to 15% of its net assets.

o As a fundamental policy, the Portfolio may lend securities or other assets if, as a result, no more than 25% of its total assets would be lent to other parties.

The Portfolio intends to seek permission from the SEC to borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above limits. There is no assurance that such permission will be granted.

ADDITIONAL RISK FACTORS

FOREIGN SECURITIES

INVESTMENTS IN FOREIGN SECURITIES, INCLUDING THOSE OF FOREIGN GOVERNMENTS, INVOLVE GREATER RISKS THAN INVESTING IN COMPARABLE DOMESTIC SECURITIES.

Securities of some foreign companies and governments may be traded in the United States, but most foreign securities are traded primarily in foreign markets. The risks of foreign investing include:

o Currency Risk. The Portfolio may buy the local currency when it buys a foreign currency denominated security and sell the local currency when it sells the security. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign security, its value may be worth less in U.S. dollars even though the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

o Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in underdeveloped or developing countries which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country. The Portfolio may invest in emerging market countries. Emerging market countries involve greater risks such as immature economic structures, national policies restricting investments by foreigners, and different legal systems.

o Regulatory Risk. There may be less government supervision of foreign markets. Foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers. There may be less publicly available information about foreign issuers than domestic issuers.

o Market Risk. Foreign securities markets, particularly those of underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

o Transaction Costs. Transaction costs of buying and selling foreign securities, including brokerage, tax and custody costs, are generally higher than those involved in domestic transactions.

Foreign securities purchased indirectly (e.g., depositary receipts) are subject to many of the above risks, including currency risk, because their values depend on performance of a foreign security denominated in its home currency.

FUTURES, OPTIONS AND
OTHER DERIVATIVE INSTRUMENTS
The Portfolio may enter into futures contracts on securities, financial indices and foreign currencies and options on such


JANUS ASPEN SERIES EQUITY INCOME PORTFOLIO PROSPECTUS -
RETIREMENT SHARES
contracts  ("futures  contracts")  and may  invest  in  options  on  securities, financial indices and foreign currencies ("options"), forward contracts and interest rate swaps and swap-related products (collectively, "derivative instruments"). The Portfolio intends to use most derivative instruments primarily to hedge the value of its portfolio holdings against potential adverse movements in securities prices, foreign currency markets or interest rates. To a limited extent, the Portfolio may also use derivative instruments for non-hedging purposes such as seeking to increase the Portfolio's income or otherwise seeking to enhance return. Please refer to Appendix A to this Prospectus and the SAI for a more detailed discussion of these instruments.

The use of derivative instruments exposes the Portfolio to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include:

o the risk that interest rates, securities prices and currency markets will not move in the directions that the portfolio manager anticipates;

o imperfect  correlation  between  the  price  of  derivative   instruments  and
  movements in the prices of the securities, interest rates or currencies being hedged;

o the fact that skills needed to use these strategies are different from those needed to select portfolio securities;

o inability to close out certain hedged positions to avoid adverse tax consequences;

o the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

o leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Portfolio's initial investment in that instrument (in some cases, the potential loss is unlimited); and

o particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Portfolio worse off than if it had not entered into the position.

Although the portfolio manager believes the use of derivative instruments will benefit the Portfolio, the Portfolio's performance could be worse than if it had not used such instruments if the portfolio manager's judgement proves incorrect.

When the Portfolio invests in a derivative instrument, it may be required to segregate cash and other liquid assets or portfolio securities with its custodian to "cover" the Portfolio's position. Assets segregated or set aside generally may not be disposed of so long as the Portfolio maintains the positions requiring segregation or cover. Segregating assets could diminish the Portfolio's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

HIGH-YIELD/HIGH-RISK SECURITIES
High-yield/high-risk securities (or "junk" bonds) are debt securities rated below investment grade by the primary rating agencies (such as, Standard & Poor's Ratings Services and Moody's Investors Service, Inc.)

The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities. Issuers of high-yield/high-risk securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investments.

Issuers of high-yield/high-risk securities may be more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. The market for lower quality securities is generally less liquid than the market for higher quality bonds. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower quality securities.

Please refer to the SAI for a description of bond rating categories.

SHORT SALES
The Portfolio may engage in "short sales against the box." This technique involves selling either a security that the Portfolio owns, or a security equivalent in kind and amount that the Portfolio has the right to obtain, for delivery at a specified date in the future. The Portfolio will enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities or to defer an unrealized gain. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain.

SPECIAL SITUATIONS
The Portfolio may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Portfolio's manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

See Appendix A for risks associated with certain other investments.


JANUS ASPEN SERIES EQUITY INCOME PORTFOLIO PROSPECTUS -
RETIREMENT SHARES

MANAGEMENT OF THE PORTFOLIO

TRUSTEES

The Trustees oversee the business affairs of the Trust and are responsible for major decisions relating to the Portfolio's investment objective and policies. The Trustees delegate the day-to-day management of the Portfolio to the officers of the Trust and meet at least quarterly to review the Portfolio's investment policies, performance, expenses and other business affairs.

INVESTMENT ADVISER

Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of its investment portfolio and other business affairs.

Janus Capital has served as investment adviser to Janus Fund since its inception in 1970 and currently serves as investment adviser to all of the Janus retail funds, as well as adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts.

Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus Capital, most of which it acquired in 1984. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

Service Providers to qualified plans that purchase the Shares receive fees for providing recordkeeping, subaccounting and other administrative services, as described under "Participant Administration Fee and Distribution Fee" on page 7.

PORTFOLIO MANAGER

Blaine P. Rollins is Executive Vice President and portfolio manager of the Portfolio which he managed since inception. He is also portfolio manager of Balanced Portfolio, which he has managed since May 1996, Janus Balanced Fund and Janus Equity Income Fund. He has been an assistant portfolio manager of Janus Fund since January 1995. Mr. Rollins joined Janus Capital in 1990 and has gained experience as a fixed-income trader and equity research analyst prior to assuming management responsibility for the Portfolio. He holds a Bachelor of Science in Finance from the University of Colorado and is a Chartered Financial Analyst.

PERSONAL INVESTING
Janus Capital does not permit portfolio managers to purchase and sell securities for their own accounts, except under the limited exceptions contained in Janus Capital's policy governing personal investing. Janus Capital's policy requires investment and other personnel to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Portfolio or Janus Capital's other advisory clients. See the SAI for more detailed information.

PORTFOLIO TRANSACTIONS

Purchases and sales of securities on behalf of the Portfolio are executed by broker-dealers selected by Janus Capital. Broker-dealers are selected on the basis of their ability to obtain best price and execution for the Portfolio's transactions and recognizing brokerage, research and other services provided to the Portfolio and to Janus Capital. Janus Capital may also consider payments made by brokers effecting transactions for the Portfolio i) to the Portfolio or
ii) to other persons on behalf of the Portfolio for services provided to the Portfolio for which it would be obligated to pay. Janus Capital may also consider sales of shares of the Portfolio as a factor in the selection of broker-dealers. The Portfolio's Trustees have authorized Janus Capital to place portfolio transactions on an agency basis with a broker-dealer affiliated with Janus Capital. When transactions for the Portfolio are effected with that broker-dealer, the commissions payable by the Portfolio are credited against certain Portfolio operating expenses serving to reduce those expenses. The SAI further explains the selection of broker-dealers.


JANUS ASPEN SERIES EQUITY INCOME PORTFOLIO PROSPECTUS -
RETIREMENT SHARES

BREAKDOWN OF MANAGEMENT EXPENSES

The Portfolio pays Janus Capital a management fee which is accrued daily. The advisory agreement with the Portfolio spells out the management fee and other expenses that the Portfolio must pay. The Portfolio is subject to the following management fee schedule (expressed as an annual rate):

                                                           Average Daily Net                  Annual Rate
         Fee Schedule                                      Assets of Portfolio                Percentage (%)
         ---------------------------------------------------------------------------------------------------------------------------
                                                           First $ 30 Million                 1.00*
                                                           Next $270 Million                   .75
                                                           Next $200 Million                   .70
                                                           Over $500 Million                   .65
         ---------------------------------------------------------------------------------------------------------------------------

          * Janus Capital has agreed to reduce the Portfolio's advisory fee to the extent that such fee exceeds the effective rate of Janus Equity Income Fund the Janus retail fund corresponding to the Portfolio. Janus Capital may terminate this fee reduction at any time upon at least 90 days' notice to the trustees. The effective rate is the advisory fee calculated by the corresponding retail fund as of the last day of each calendar quarter (expressed as an annual rate). The effective rate of Janus Equity Income Fund was ______% for the quarter ended March 31, 1997. In addition, Janus Capital has agreed to limit the expenses of the Portfolio's Shares to an annual rate of 1.25% of average net assets through at least April 30, 1998. The participant administration fee and distribution fee described below are not included in this expense limit.

Differences in the actual management fees incurred by the Portfolio is due primarily to variances in the asset sizes of the corresponding retail fund. As asset size increases, the annual rate of the management fee declines in accordance with the above schedule. In addition, the Shares of the Portfolio incur expenses not assumed by Janus Capital, including the participant administration and distribution fee described on page 7, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

OTHER SERVICE PROVIDERS

The following parties provide the Portfolio with administrative and other services.

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 0351
Boston, Massachusetts 02117-0351

TRANSFER AGENT
Janus Service Corporation
P.O. Box 173375
Denver, Colorado 80217-3375

DISTRIBUTOR
Janus Distributors, Inc.
100 Fillmore Street
Denver, Colorado 80206-4928

Janus  Service  Corporation  and  Janus  Distributors,   Inc.  are  wholly-owned
subsidiaries of Janus Capital.

PARTICIPANT ADMINISTRATION FEE
AND DISTRIBUTION FEE

PARTICIPANT  ADMINISTRATION FEE
Janus Service Corporation ("Janus Service"), the Trust's transfer agent, receives a participant administration fee at an annual rate of up to .25% of the average daily net assets of the Shares of the Portfolio for providing or procuring recordkeeping, subaccounting and other administrative services to plan participants who invest in the Shares. Janus Service expects to use this fee to compensate qualified plan service providers of these services.

DISTRIBUTION FEE
Under a distribution and service plan ("Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors, Inc. ("JDI"), the distributor of the Shares, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to JDI for remittance to qualified plan service providers as compensation for distribution and shareholder servicing performed by such service providers. The Plan permits the compensation of such service providers at an annual rate of up to .25% of the average daily net assets of the Shares of the Portfolio for activities which are primarily intended to result in sales of the Shares, including but not limited to preparing, printing and distributing prospectuses, SAIs, shareholder reports, sales literature and other promotional materials to prospective and existing plan participants; responding to inquiries by qualified plan participants; receiving and answering correspondence; and similar activities.

OTHER INFORMATION

ORGANIZATION
The Trust is an open-end management investment company organized as a Delaware business trust on May 20, 1993. The Portfolio has been established as a separate series of the Trust.

The Portfolio currently offers two classes of shares. The Shares offered by this Prospectus are available only to participant directed qualified plans using plan service providers that are compensated for providing distribution and/or recordkeeping and other administrative services provided to plan participants. Institutional Shares of the Portfolio are available only to variable insurance contracts owners and other qualified retirement plans. Because the expenses of each class may differ, the performance in each class is expected to differ. If you would like additional information about the Institutional Shares, please call 1-800-525-0020.


JANUS ASPEN SERIES EQUITY INCOME PORTFOLIO PROSPECTUS -
RETIREMENT SHARES

SHAREHOLDER MEETINGS AND
VOTING RIGHTS
The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called for a specific class or Portfolio or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by each class or Portfolio only if a matter affects or requires the vote of only that class or Portfolio or the interest of the class or Portfolio in the matter differs from the interest of the other class or Portfolios of the Trust. As a share holder, you are entitled to one vote for each share that you own.

CONFLICTS OF INTEREST
The Shares offered by this prospectus are available only to certain participant directed qualified plans. Institutional Shares of the Portfolio (offered through a separate prospectus) are available to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital, as well as certain qualified retirement plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners or plan participants will develop arising out of the fact that the Portfolio offers its shares to such entities, there is a possibility that disadvantages could occur or a material conflict may arise. The Trustees monitor events in order to identify any anticipated disadvantages or material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response to such conflicts. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or plans to withdraw its investments in the Portfolio. If this occurs, the Portfolio may be forced to sell securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the Portfolio to any separate account or qualified plan or may suspend or terminate the offering of shares of the Portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Portfolio.

MASTER/FEEDER OPTION
The Trust may in the future seek to achieve the Portfolio's investment objective by investing all of the Portfolio's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Portfolio. It is expected that any such investment company would be managed by Janus Capital in substantially the same manner as the Portfolio. The shareholders of the Trust of record on April 30, 1992, and the initial shareholder(s) of the Portfolio, have voted to vest authority to use this investment structure in the sole discretion of the Trustees. No further approval of the shareholders of the Portfolio is required. You will receive at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Portfolio and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although management of the Portfolio believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

THE  VALUATION  OF  SHARES
The net asset value ("NAV") of the Shares of the Portfolio is determined at the close of the regular trading session of the New York Stock Exchange (the "NYSE") (normally 4:00 p.m., New York time) each day that the NYSE is open. NAV per Share is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. Securities are valued at market value or, if market information is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.


JANUS ASPEN SERIES EQUITY INCOME PORTFOLIO PROSPECTUS -
RETIREMENT SHARES

DISTRIBUTIONS AND TAXES


oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
DISTRIBUTIONS
    TO AVOID TAXATION OF THE PORTFOLIO, THE INTERNAL REVENUE CODE REQUIRES THE PORTFOLIO TO DISTRIBUTE NET INCOME AND ANY NET GAINS REALIZED BY ITS INVESTMENTS ANNUALLY. INCOME FROM DIVIDENDS AND INTEREST AND ANY NET REALIZED SHORT-TERM CAPITAL GAINS ARE PAID TO SHAREHOLDERS AS ORDINARY INCOME DIVIDENDS. NET REALIZED LONG-TERM GAINS, IF ANY, ARE PAID TO SHAREHOLDERS AS CAPITAL GAINS DISTRIBUTIONS. EACH CLASS OF THE PORTFOLIO MAKES SEMIANNUAL DISTRIBUTIONS IN JUNE AND DECEMBER OF SUBSTANTIALLY ALL OF ITS INVESTMENT INCOME AND AN ANNUAL DISTRIBUTION IN JUNE OF ITS NET REALIZED CAPITAL GAINS, IF ANY. ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS FROM SHARES OF THE PORTFOLIO WILL BE AUTOMATICALLY REINVESTED INTO ADDITIONAL SHARES OF THE PORTFOLIO.

HOW DISTRIBUTIONS AFFECT NAV
Distributions are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the daily NAV of a Portfolio's Shares. The Share price drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Shares of the Portfolio declared a dividend in the amount of $0.25 per share. If the price of the Portfolio's Shares was $10.00 on December 30, the Share price on December 31 would be $9.75, barring market fluctuations.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
TAXES

TAXES ON DISTRIBUTIONS
Because the Shares of the Portfolio may be purchased only through qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of the Portfolio will be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from such qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment in the Shares depends on the features of your qualified plan. For further information, contact your plan sponsor.

TAXATION OF THE PORTFOLIO
Dividends, interest and some capital gains received by the Portfolio on foreign securities may give rise to withholding and other taxes imposed by foreign countries. It is expected that foreign taxes paid by the Portfolio will be treated as expenses of the Portfolio. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because a class of shares of the Portfolio is sold in connection with variable annuity contracts and variable life insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

PERFORMANCE TERMS

This section will help you understand various terms that are commonly used to describe the Portfolio's performance. You may see references to these terms in our newsletters, advertisements (or those published by participating insurance companies) and in media articles. Newsletters and advertisements may include comparisons of the Portfolio's performance to the performance of other mutual funds, mutual fund averages or recognized stock market indices. The Portfolio generally measures performance in terms of total return.

Cumulative total return represents the actual rate of return on an investment for a specified period. Cumulative total return is generally quoted for more than one year (e.g., the life of the Portfolio). A cumulative total return does not show interim fluctuations in the value of an investment.

Average annual total return represents the average annual percentage change of an investment over a specified period. It is calculated by taking the cumulative total return for the stated period and determining what constant annual return would have produced the same cumulative return. Average annual returns for more than one year tend to smooth out variations in the Portfolio's return and are not the same as actual annual results.

PORTFOLIO PERFORMANCE FIGURES ARE BASED UPON HISTORICAL RESULTS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. INVESTMENT RETURNS AND NET ASSET VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


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RETIREMENT SHARES

SHAREHOLDER'S GUIDE

INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIO DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH QUALIFIED RETIREMENT PLANS. REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A QUALIFIED PLAN.

PURCHASES

Purchases of Shares may be made only by qualified plans. Refer to your plan documents for information on how to invest in the Shares of the Portfolio.

All investments in the Portfolio are credited to a qualified plan immediately upon acceptance of the investment by the Portfolio. Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio.

The Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of the size that would disrupt the management of the Portfolio. The Portfolio may discontinue sales of its shares if management believes that a substantial further increase may adversely affect the Portfolio's ability to achieve its investment objective. In such event, however, it is anticipated that existing plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distribution. The Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status under the Internal Revenue Code.

REDEMPTIONS

Redemptions, like purchases, may be effected only through qualified plans. Please refer to the appropriate plan documents for details.

Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio. Redemption proceeds will normally be wired to the qualified plan the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

SHAREHOLDER COMMUNICATIONS

Plan participants will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio. Each report will show the investments owned by the Portfolio and market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.


JANUS ASPEN SERIES EQUITY INCOME PORTFOLIO PROSPECTUS -
RETIREMENT SHARES

APPENDIX A

GLOSSARY OF INVESTMENT TERMS

This glossary provides a more detailed description of some of the types of securities and other instruments in which the Portfolio may invest. The
Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I. EQUITY AND DEBT SECURITIES

Bonds are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value) at a specified maturity and to make scheduled interest payments.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. For example, the Portfolio may purchase commercial paper issued under Section 4(2) of the Securities Act of 1933.

Common stock represents a share of ownership in a company and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/High-risk securities are securities that are rated below investment grade by the primary rating agencies ( BB or lower by Standard &Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Passive foreign investment compa nies (PFICs) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. Income tax regulations may require the Portfolio to recognize income associated with the PFIC prior to the actual receipt of any such income.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase agreements involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests or for other temporary or emergency purposes.

Rule 144A securities are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

Standby commitments are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

Step coupon bonds are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time


JANUS ASPEN SERIES EQUITY INCOME PORTFOLIO PROSPECTUS -
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                                      11
remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

U.S. government securities include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

When-issued, delayed delivery and forward transactions generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

Zero coupon bonds are debt securities that do not pay interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

II. FUTURES, OPTIONS
AND OTHER DERIVATIVES

Forward contracts are contracts to purchase or sell a specified amount of property for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. The Portfolio may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies.


JANUS ASPEN SERIES EQUITY INCOME PORTFOLIO PROSPECTUS -
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                                       12

APPENDIX B

EXPLANATION OF RATING CATEGORIES

The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although the adviser considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S RATINGS SERVICES

Bond Rating             Explanation
--------------------------------------------------------------------------------
Investment Grade
AAA                     Highest  rating;   extremely   strong  capacity  to  pay
                        principal and interest.
AA                      High quality;  very strong capacity to pay principal and
                        interest.
A                       Strong capacity to pay principal and interest;  somewhat
                        more  susceptible  to the  adverse  effects of  changing
                        circumstances and economic conditions.
BBB                     Adequate   capacity  to  pay   principal  and  interest;
                        normally exhibit  adequate  protection  parameters,  but
                        adverse  economic  conditions or changing  circumstances
                        more  likely  to  lead  to a  weakened  capacity  to pay
                        principal and interest than for higher rated bonds.
Non-Investment Grade
BB,  B,                 Predominantly  speculative  with respect to the issuer's
CCC, CC, C              capacity  to  meet   required   interest  and  principal
                        payments.  BB - lowest  degree of  speculation;  C - the
                        highest  degree of  speculation.  Quality and protective
                        characteristics  outweighed  by large  uncertainties  or
                        major risk exposure to adverse conditions.
D                       In default.
--------------------------------------------------------------------------------

MOODY'S INVESTORS SERVICE, INC.

Investment Grade
Aaa                     Highest quality, smallest degree of investment risk.
Aa                      High quality;  together with Aaa bonds, they compose the
                        high-grade bond group.
A                       Upper-medium   grade    obligations;    many   favorable
                        investment attributes.
Baa                     Medium-grade  obligations;  neither highly protected nor
                        poorly secured.  Interest and principal  appear adequate
                        for the present but certain  protective  elements may be
                        lacking or may be  unreliable  over any great  length of
                        time.
Non-Investment Grade
Ba                      More uncertain, with speculative elements. Protection of
                        interest and  principal  payments  not well  safeguarded
                        during good and bad times.
B                       Lack    characteristics    of   desirable    investment;
                        potentially   low  assurance  of  timely   interest  and
                        principal  payments  or  maintenance  of other  contract
                        terms over time.
Caa                     Poor  standing,  may be in  default;  elements of danger
                        with respect to principal or interest payments.
Ca                      Speculative  in a high  degree;  could be in  default or
                        have other marked shortcomings.
C                       Lowest-rated; extremely poor prospects of ever attaining
                        investment standing.
--------------------------------------------------------------------------------
Unrated securities will be treated as noninvestment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.


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                                       13

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